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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21823

                          Pioneer Series Trust V
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2009 through February 28, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Disciplined
Growth Fund*

--------------------------------------------------------------------------------
Semiannual Report | February 28, 2010
--------------------------------------------------------------------------------



Ticker Symbols:

Class A   SRSGX
Class C   PRGCX
Class Y   PRGYX


* Effective April 1, 2009, Pioneer Research Growth Fund was renamed Pioneer Disciplined Growth Fund.


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents



Letter to Shareowners                           2
Portfolio Management Discussion                 4
Portfolio Summary                               7
Prices and Distributions                        8
Performance Update                              9
Comparing Ongoing Fund Expenses                12
Schedule of Investments                        14
Financial Statements                           19
Notes to Financial Statements                  26
Approval of Investment Advisory Agreement      32
Trustees, Officers and Service Providers       36



             Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10     1

President's Letter


Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain: unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.



2     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.


Respectfully,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


             Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10     3

Portfolio Management Discussion | 2/28/10


In the following discussion, Pioneer's Diego Franzin, John Peckham, CFA, and Ashesh Savla review the factors that affected the performance of Pioneer Disciplined Growth Fund during the six months ended February 28, 2010. Mr. Franzin is Head of Global Quantitative Research at Pioneer; Mr. Peckham, CFA, is Head of Global Fundamental Research at Pioneer; and Mr. Savla is a Quantitative Research Analyst at Pioneer. All are members of the Fund's management team.

Q  How did the Fund perform over the six months ended February 28, 2010?

A The Fund's Class A shares returned 9.07% at net asset value over the six months ended February 28, 2010, compared with an 11.32% return for the Fund's benchmark, the Russell 1000 Growth Index (the Russell Index). Over the same period, the 871 funds in Lipper's Large Cap Growth category returned 9.92%.

Q Could you describe the investment environment for growth stocks over the six months ended February 28, 2010?

A For the six months ended February 28, 2010, large-cap stocks, as measured by the Standard and Poor's 500 Index (the S&P 500), lagged small- and mid-cap stocks (as measured by the Russell Mid Cap Growth Index), by more than 400 basis points (more than 4%). As the economy has been recovering from the recession, the companies recovering the fastest have been many of the smaller companies. The small- and mid-cap rally has been mainly in the Energy, Health Care and Information Technology sectors, where the Fund's stock selection tended to mitigate any large-cap versus small- and mid-cap discrepancies.

Q What were some of the investment decisions that had the most positive impact on the Fund's performance during the six months ended February 28, 2010?

A The Fund had excellent returns from stock selection in the Information Technology sector, the largest part of the growth stock universe over the six-month period. We saw good results from stock selections across a broad base of technology companies, including both hardware and software companies. Stock selection in the Industrials and Energy sectors also significantly helped the Fund's returns during the period.

   Within Information Technology, Apple was the most prominent contributor to the Fund's performance during the six-month period, as its share price rose on the success of its iPhone, iPod and personal computer products, along with the anticipation of its iPad announcement. Other top performers



4     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10
   for the Fund during the period included Citrix Systems, which produces a product enabling users to access personal computers from remote locations, as well as Microsoft, Google, Cisco, and Oracle. We maintained the Fund's investments in all those companies as of February 28, 2010.

   In Industrials, the Fund's performance received significant help from investments in defense contractor Northrop-Grumman; JB Hunt, a trucking and logistics company; and United technologies, a diversified industrial conglomerate and defense contractor.

   Among the Fund's Energy holdings, Anadarko, an oil and gas exploration and production company, returned significant performance on a better-than-average discovery success rate. In addition, the Fund managed to avoid a potential overhang of holding ExxonMobil, a stock that underperformed during the six months ended February 28, 2010.

Q What were some of the main detractors from the Fund's benchmark-relative performance during the six months ended February 28, 2010?

A Stock selection in Consumer Staples and Financials included several disappointments for the Fund during the six-month period. Within Consumer Staples, the most notable underperformers included Constellation Brands, a wine and spirits corporation; Lorillard, a tobacco company; and CVS/ Caremark, a drugstore company. Constellation's stock value dropped on worries about the decline in wine consumption during the recession, while Lorillard's share price fell because of investors' concerns over potential taxes on menthol. CVS/Caremark, meanwhile, was hampered by surprisingly lower pharmacy benefit management (PBM) contracts. We eliminated the Fund's investments in CVS/Caremark and Constellation.

   In Financials, custodial bank State Street was a major detractor from the Fund's performance during the period.

Q  What is your outlook?

A Economic growth is the cure for many ills, including high unemployment and large deficits. We remain optimistic about the prospects for U.S. economic growth, provided policy makers make good judgments and avoid damaging actions. Our optimism is driven by the conditions in place to support economic growth: the capital markets are open, interest rates are low, inflation is under control and there appears to be adequate monetary and fiscal stimulus to sustain the recovery.

   We believe modest economic growth could fuel a better-than-expected earnings recovery given the operating leverage provided by aggressive corporate cost cutting. We consider that a reasonable scenario and remain optimistic about the prospects for equities.



             Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10     5

Please refer to the Schedule of Investments on pages 14-18 for a full listing of Fund securities.

Small- and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


6     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10

Portfolio Summary | 2/28/10


Portfolio Diversification

--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       100.0%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[The following data was represented as a pie chart in the printed material]

Information Technology                                   31.9%
Health Care                                              16.3%
Consumer Staples                                         16.0%
Consumer Discretionary                                   10.5%
Industrials                                              10.5%
Financials                                                5.2%
Materials                                                 4.1%
Energy                                                    3.7%
Utilities                                                 1.1%
Telecommunication Services                                0.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*



    1.    Apple, Inc.                                4.55%
    2.    Cisco Systems, Inc.                        4.27
    3.    Wal-Mart Stores, Inc.                      4.24
    4.    Microsoft Corp.                            4.03
    5.    Google, Inc.                               3.77
    6.    Oracle Corp.                               3.68
    7.    Phillip Morris International, Inc.         3.66
    8.    Qualcomm, Inc.                             3.00
    9.    Intel Corp.                                2.86
   10.    Amgen, Inc.                                2.70


* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.


             Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10     7

Prices and Distributions | 2/28/10


Net Asset Value per Share

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      Class           2/28/10           8/31/09
--------------------------------------------------------------------------------
        A            $ 9.12            $ 8.59
--------------------------------------------------------------------------------
        C            $ 9.05            $ 8.54
--------------------------------------------------------------------------------
        Y            $ 9.15            $ 8.62
--------------------------------------------------------------------------------


Distributions per Share: 9/1/09-2/28/10

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  Net Investment        Short-Term        Long-Term
     Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $ 0.0274            $ 0.2183          $ 0.0026
--------------------------------------------------------------------------------
       C            $    --             $ 0.2183          $ 0.0026
--------------------------------------------------------------------------------
       Y            $ 0.0446            $ 0.2183          $ 0.0026
--------------------------------------------------------------------------------



8     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10

Performance Update | 2/28/10                                      Class A Shares


Investment Returns

--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Disciplined Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.



Average Annual Total Returns
(As of February 28, 2010)
--------------------------------------------------------------------------------
                                      Net Asset       Public Offering
Period                                Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                             0.96%          -0.45%
1 Year                                50.63           41.95
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 31, 2009)
--------------------------------------------------------------------------------
                                      Gross           Net
--------------------------------------------------------------------------------
                                      10.79%           1.25%
--------------------------------------------------------------------------------



[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                   Pioneer
                 Disciplined        Russell 1000
                 Growth Fund        Growth Index
12/05                 9,425           10,000
2/06                  9,587           10,159
2/07                 10,762           10,977
2/08                 10,981           11,022
2/09                  6,640            6,609
2/10                 10,001           10,191


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.


The net expense ratio reflects contractual expense limitations currently in effect through January 1, 2012, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.


The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


             Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10     9

Performance Update | 2/28/10                                      Class C Shares


Investment Returns

--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Disciplined Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.



Average Annual Total Returns
(As of February 28, 2010)
--------------------------------------------------------------------------------
                                      If              If
Period                                Held            Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(7/16/08)                             -2.99%          -2.99%
1 Year                                49.30            49.30
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 31, 2009)
--------------------------------------------------------------------------------
                                      Gross           Net
--------------------------------------------------------------------------------
                                      11.44%           2.15%
--------------------------------------------------------------------------------



[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                   Pioneer
                 Disciplined        Russell 1000
                 Growth Fund        Growth Index
7/08                 10,000           10,000
2/09                  6,356            6,074
2/10                  9,490            9,366


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.


The net expense ratio reflects contractual expense limitations currently in effect through January 1, 2011, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.


The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


10     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10

Performance Update | 2/28/10                                      Class Y Shares


Investment Returns

--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Disciplined Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.



Average Annual Total Returns
(As of February 28, 2010)
--------------------------------------------------------------------------------
                                      If              If
Period                                Held            Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                             0.51%           0.51%
1 Year                                51.14           51.14
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 31, 2009)
--------------------------------------------------------------------------------
                                      Gross           Net
--------------------------------------------------------------------------------
                                       1.70%           0.90%
--------------------------------------------------------------------------------



[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                   Pioneer
                 Disciplined        Russell 1000
                 Growth Fund        Growth Index
12/05                10,000           10,000
2/06                 10,173           10,159
2/07                 11,350           10,977
2/08                 11,437           11,022
2/09                  6,891            6,609
2/10                 10,416           10,191


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


The performance shown for Class Y shares for the period prior to the inception of Class Y shares on July 31, 2008, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class Y shares, the performance of Class Y shares prior to their inception would have been higher than the performance shown.


Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.


The net expense ratio reflects contractual expense limitations currently in effect through January 1, 2011, for Class Y shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.


The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10     11

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Expenses Paid on a $1,000 Investment in Pioneer Disciplined Growth Fund

Based on actual returns from September 1, 2009 through February 28, 2010.


--------------------------------------------------------------------------------
Share Class                           A                C                Y
--------------------------------------------------------------------------------
Beginning Account                $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 9/1/09
--------------------------------------------------------------------------------
Ending Account Value             $ 1,090.70       $ 1,085.60       $ 1,092.40
(after expenses) on 2/28/10
--------------------------------------------------------------------------------
Expenses Paid                    $     6.48       $    10.96       $     4.67
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.12% and 0.90% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).



12     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


Expenses Paid on a $1,000 Investment in Pioneer Disciplined Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2009 through February 28, 2010.


--------------------------------------------------------------------------------
Share Class                           A                C                Y
--------------------------------------------------------------------------------
Beginning Account                $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 9/1/09
--------------------------------------------------------------------------------
Ending Account Value             $ 1,018.65       $ 1,014.78       $ 1,020.33
(after expenses) on 2/28/10
--------------------------------------------------------------------------------
Expenses Paid                    $     6.26       $    10.59       $     4.51
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.12% and 0.90% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).



            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10     13

Schedule of Investments | 2/28/10 (unaudited)



-----------------------------------------------------------------------------
 Shares                                                             Value
-----------------------------------------------------------------------------
               COMMON STOCKS -- 98.0%
               ENERGY -- 3.6%
               Integrated Oil & Gas -- 1.7%
     7,800     Chevron Corp.                                      $   563,940
-----------------------------------------------------------------------------
               Oil & Gas Drilling -- 1.9%
     7,478     Transocean, Ltd.*                                  $   596,894
                                                                  -----------
               Total Energy                                       $ 1,160,834
-----------------------------------------------------------------------------
               MATERIALS -- 4.0%
               Diversified Chemical -- 1.9%
    10,700     FMC Corp.                                          $   611,719
-----------------------------------------------------------------------------
               Diversified Metals & Mining -- 2.1%
     9,000     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   676,440
                                                                  -----------
               Total Materials                                    $ 1,288,159
-----------------------------------------------------------------------------
               CAPITAL GOODS -- 8.2%
               Aerospace & Defense -- 4.3%
     9,900     Northrop Grumman Corp.*                            $   606,474
    11,419     United Technologies Corp.                              783,914
                                                                  -----------
                                                                  $ 1,390,388
-----------------------------------------------------------------------------
               Construction & Engineering -- 1.0%
    14,845     KBR, Inc.                                          $   307,440
-----------------------------------------------------------------------------
               Industrial Machinery -- 1.1%
    13,300     Kennametal, Inc.                                   $   346,465
-----------------------------------------------------------------------------
               Trading Companies & Distributors -- 1.8%
     5,700     W.W. Grainger, Inc.                                $   579,405
                                                                  -----------
               Total Capital Goods                                $ 2,623,698
-----------------------------------------------------------------------------
               TRANSPORTATION -- 2.0%
               Trucking -- 2.0%
    18,400     J.B. Hunt Transport Services, Inc.*                $   652,832
                                                                  -----------
               Total Transportation                               $   652,832
-----------------------------------------------------------------------------
               CONSUMER SERVICES -- 4.4%
               Restaurants -- 4.4%
    11,837     McDonald's Corp.                                   $   755,792
    28,700     Starbucks Corp.*                                       657,517
                                                                  -----------
                                                                  $ 1,413,309
                                                                  -----------
               Total Consumer Services                            $ 1,413,309
-----------------------------------------------------------------------------
               MEDIA -- 1.5%
               Movies & Entertainment -- 1.5%
    16,400     Viacom, Inc. (Class B)*                            $   486,260
                                                                  -----------
               Total Media                                        $   486,260
-----------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

14     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10

---------------------------------------------------------------------
 Shares                                                     Value
---------------------------------------------------------------------
               RETAILING -- 4.4%
               Apparel Retail -- 4.4%
    30,800     Gap, Inc.                                  $   662,200
    17,564     TJX Companies, Inc.                            731,189
                                                          -----------
                                                          $ 1,393,389
                                                          -----------
               Total Retailing                            $ 1,393,389
---------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 4.2%
               Hypermarkets & Supercenters -- 4.2%
    24,574     Wal-Mart Stores, Inc.*                     $ 1,328,716
                                                          -----------
               Total Food & Drug Retailing                $ 1,328,716
---------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 9.0%
               Distillers & Vintners -- 1.6%
    33,400     Constellation Brands, Inc.*                $   502,336
---------------------------------------------------------------------
               Packaged Foods & Meats -- 2.2%
    17,416     Hershey Foods Corp.                        $   692,460
---------------------------------------------------------------------
               Tobacco -- 5.2%
     7,200     Lorillard, Inc.                            $   525,888
    23,400     Phillip Morris International, Inc.           1,146,132
                                                          -----------
                                                          $ 1,672,020
                                                          -----------
               Total Food, Beverage & Tobacco             $ 2,866,816
---------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 2.5%
               Household Products -- 2.5%
     9,800     Colgate-Palmolive Co.                      $   812,812
                                                          -----------
               Total Household & Personal Products        $   812,812
---------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 5.5%
               Health Care Services -- 1.7%
    20,000     Omnicare, Inc.                             $   541,400
---------------------------------------------------------------------
               Managed Health Care -- 3.8%
    21,300     AETNA, Inc.                                $   638,787
    17,428     United Healthcare Group, Inc.                  590,112
                                                          -----------
                                                          $ 1,228,899
                                                          -----------
               Total Health Care Equipment & Services     $ 1,770,299
---------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 10.4%
               Biotechnology -- 5.6%
    13,786     Alexion Pharmaceuticals, Inc.*             $   682,683
    14,974     Amgen, Inc.*                                   847,678
    12,800     Cubist Pharmaceuticals, Inc.*                  269,312
                                                          -----------
                                                          $ 1,799,673
---------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10     15

--------------------------------------------------------------------
 Shares                                                    Value
--------------------------------------------------------------------
               Pharmaceuticals -- 4.8%
    30,001     Bristol-Myers Squibb Co.                  $   735,325
    21,600     Merck & Co., Inc.                             796,608
                                                         -----------
                                                         $ 1,531,933
                                                         -----------
               Total Pharmaceuticals & Biotechnology     $ 3,331,606
--------------------------------------------------------------------
               BANKS -- 0.9%
               Diversified Banks -- 0.9%
    10,400     Wells Fargo & Co.                         $   284,336
                                                         -----------
               Total Banks                               $   284,336
--------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 2.9%
               Asset Management & Custody Banks -- 2.0%
    14,300     State Street Corp.                        $   642,213
--------------------------------------------------------------------
               Investment Banking & Brokerage -- 0.9%
     8,000     Lazard, Ltd.                              $   287,440
                                                         -----------
               Total Diversified Financials              $   929,653
--------------------------------------------------------------------
               INSURANCE -- 1.3%
               Property & Casualty Insurance -- 1.3%
     8,400     ACE, Ltd.                                 $   419,916
                                                         -----------
               Total Insurance                           $   419,916
--------------------------------------------------------------------
               SOFTWARE & SERVICES -- 13.3%
               Application Software -- 2.0%
    15,025     Citrix Systems, Inc.*                     $   646,225
--------------------------------------------------------------------
               Internet Software & Services -- 3.7%
     2,245     Google, Inc.*                             $ 1,182,666
--------------------------------------------------------------------
               Systems Software -- 7.6%
    44,121     Microsoft Corp.                           $ 1,264,508
    46,754     Oracle Corp.                                1,152,486
                                                         -----------
                                                         $ 2,416,994
                                                         -----------
               Total Software & Services                 $ 4,245,885
--------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 13.9%
               Communications Equipment -- 7.1%
    55,056     Cisco Systems, Inc.*                      $ 1,339,512
    25,600     Qualcomm, Inc.                                939,264
                                                         -----------
                                                         $ 2,278,776
--------------------------------------------------------------------
               Computer Hardware -- 4.5%
     6,966     Apple, Inc.*                              $ 1,425,383
--------------------------------------------------------------------
               Electronic Equipment & Instruments -- 1.2%
    13,700     Flir Systems, Inc.*                       $   367,297
--------------------------------------------------------------------
               Office Electronics -- 1.1%
    38,800     Xerox Corp.                               $   363,556
                                                         -----------
               Total Technology Hardware & Equipment     $ 4,435,012
--------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

16     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10

-------------------------------------------------------------------
 Shares                                                   Value
-------------------------------------------------------------------
               SEMICONDUCTORS -- 4.2%
    43,600     Intel Corp.                              $   895,108
    54,600     ON Semiconductor Corp.*                      434,616
                                                        -----------
                                                        $ 1,329,724
                                                        -----------
               Total Semiconductors                     $ 1,329,724
-------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 0.7%
               Integrated Telecommunication Services -- 0.7%
     7,600     Verizon Communications, Inc.             $   219,869
                                                        -----------
               Total Telecommunication Services         $   219,869
-------------------------------------------------------------------
               UTILITIES -- 1.1%
               Gas Utilities -- 1.1%
     8,400     Questar Corp.                            $   352,716
                                                        -----------
               Total Utilities                          $   352,716
-------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $26,839,736)                       $31,345,841
-------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 98.0%
               (Cost $26,839,736) (a)                   $31,345,841
-------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- 2.0%     $   643,925
-------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%               $31,989,766
===================================================================

*    Non-income producing security.

(a) At February 28, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $26,866,048 was as follows:


       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                              $4,857,285
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                (377,492)
                                                                                    ----------
       Net unrealized gain                                                          $4,479,793
                                                                                    ==========



The accompanying notes are an integral part of these financial statements.

            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10     17

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2010 aggregated $13,687,301 and $13,647,322, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 --   quoted prices in active markets for identical securities
  Level 2 --   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 --   significant unobservable inputs (including the Fund's own
               assumptions in determining fair value of investments)


The following is a summary of the inputs used as of February 28, 2010, in valuing the Fund's assets:


-----------------------------------------------------------------------------
                     Level 1          Level 2       Level 3       Total
-----------------------------------------------------------------------------
 Common stocks     $31,345,841          $--           $--       $31,345,841
-----------------------------------------------------------------------------
 Total             $31,345,841          $--           $--       $31,345,841
=============================================================================



The accompanying notes are an integral part of these financial statements.

18     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10

Statement of Assets and Liabilities | 2/28/10 (unaudited)



ASSETS:
  Investment in securities (cost $26,839,736)           $31,345,841
  Cash                                                      493,558
  Receivables --
   Fund shares sold                                         110,742
   Dividends                                                 56,875
   Due from Pioneer Investment Management, Inc.               2,390
  Other                                                      20,505
-------------------------------------------------------------------
     Total assets                                       $32,029,911
-------------------------------------------------------------------
LIABILITIES:
  Due to affiliates                                     $       859
  Accrued expenses                                           39,276
-------------------------------------------------------------------
     Total liabilities                                  $    40,135
-------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                       $25,981,786
  Undistributed net investment income                        25,229
  Accumulated net realized gain on investments            1,476,655
  Net unrealized gain on investments                      4,506,106
-------------------------------------------------------------------
     Total net assets                                   $31,989,776
-------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,016,266/111,403 shares)           $     9.12
  Class C (based on $321,587/35,554 shares)              $     9.05
  Class Y (based on $30,651,923/3,349,066 shares)        $     9.15
MAXIMUM OFFERING PRICE:
  Class A ($9.12 [divided by] 94.25%)                    $     9.68
===================================================================



The accompanying notes are an integral part of these financial statements.

            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10     19

Statement of Operations (unaudited)


For the Six Months Ended 2/28/10


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $276)         $238,773
  Income from securities loaned, net                              36
-------------------------------------------------------------------------------------
     Total investment income                                               $  238,809
-------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $ 99,436
  Transfer agent fees
   Class A                                                       588
   Class C                                                       225
   Class Y                                                        82
  Distribution fees
   Class A                                                     1,009
   Class C                                                     1,426
  Shareholder communications expense                              60
  Administrative reimbursements                                4,990
  Custodian fees                                               1,468
  Registration fees                                           24,046
  Professional fees                                           29,106
  Printing expense                                            16,366
  Fees and expenses of nonaffiliated trustees                  4,091
  Miscellaneous                                                1,870
-------------------------------------------------------------------------------------
     Total expenses                                                        $  184,763
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                            (43,833)
-------------------------------------------------------------------------------------
     Net expenses                                                          $  140,930
-------------------------------------------------------------------------------------
       Net investment income                                               $   97,879
-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                         $2,006,982
-------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                             $  595,156
-------------------------------------------------------------------------------------
  Net gain on investments                                                  $2,602,138
-------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                     $2,700,017
=====================================================================================



The accompanying notes are an integral part of these financial statements.

20     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10

Statements of Changes in Net Assets


For the Six Months Ended 2/28/10 and the Year Ended 8/31/09, respectively


-----------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended
                                                            2/28/10          Year Ended
                                                            (unaudited)      8/31/09
-----------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                        $    97,879      $    75,608
Net realized gain on investments                               2,006,982          232,637
Change in net unrealized gain on investments                     595,156        3,893,009
-----------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations      $ 2,700,017      $ 4,201,254
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.03 and $0.02 per share, respectively)         $    (2,401)     $    (1,454)
   Class C ($0.00 and $0.00 per share, respectively)                  --               --
   Class Y ($0.04 and $0.02 per share, respectively)            (145,392)            (575)
Net realized gain:
   Class A ($0.22 and $0.00 per share, respectively)             (18,711)              --
   Class C ($0.22 and $0.00 per share, respectively)              (6,699)              --
   Class Y ($0.22 and $0.00 per share, respectively)            (719,567)              --
-----------------------------------------------------------------------------------------
     Total distributions to shareowners                      $  (892,770)     $    (2,029)
-----------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $ 1,979,129      $24,339,642
Reinvestment of distributions                                      8,447            1,503
Cost of shares repurchased                                      (900,263)        (505,317)
-----------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund
     share transactions                                      $ 1,087,313      $23,835,828
-----------------------------------------------------------------------------------------
   Net increase in net assets                                $ 2,894,560      $28,035,053
NET ASSETS:
Beginning of period                                           29,095,216        1,060,163
-----------------------------------------------------------------------------------------
End of period                                                $31,989,776      $29,095,216
-----------------------------------------------------------------------------------------
Undistributed net investment income                          $    25,229      $    75,143
=========================================================================================



The accompanying notes are an integral part of these financial statements.

            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10     21

---------------------------------------------------------------------------------------------
                              '10 Shares       '10 Amount       '09 Shares       '09 Amount
                              (unaudited)      (unaudited)
---------------------------------------------------------------------------------------------
Class A
Shares sold                      40,272       $  366,364           22,325       $   163,626
Reinvestment of
  distributions                     813            7,418              222             1,454
Less shares repurchased          (7,292)         (65,948)            (155)           (1,299)
---------------------------------------------------------------------------------------------
   Net increase                  33,793       $  307,834           22,392       $   163,781
=============================================================================================
Class C
Shares sold                       7,768       $   70,610            4,195       $    30,863
Reinvestment of
  distributions                     114            1,029               --                --
Less shares repurchased          (2,190)         (19,607)              --                --
---------------------------------------------------------------------------------------------
   Net increase                   5,692       $   52,032            4,195       $    30,863
=============================================================================================
Class Y
Shares sold                     171,182       $1,542,155        3,303,383       $24,145,202
Less shares repurchased         (89,851)        (814,708)         (60,977)         (504,018)
---------------------------------------------------------------------------------------------
   Net increase                  81,331       $  727,447        3,242,406       $23,641,184
=============================================================================================



The accompanying notes are an integral part of these financial statements.

22     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10

Financial Highlights


-------------------------------------------------------------------------------------------------------------
                                                                         Six Months
                                                                         Ended
                                                                         2/28/10          Year Ended
                                                                         (unaudited)      8/31/09
-------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                     $  8.59          $  9.98
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $  0.01          $  0.02
 Net realized and unrealized gain (loss) on investments                     0.77            (1.39)
-------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $  0.78          $ (1.37)
Distributions to shareowners:
 Net investment income                                                     (0.03)           (0.02)
 Net realized gain                                                         (0.22)              --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $  0.53          $ (1.39)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  9.12          $  8.59
=============================================================================================================
Total return*                                                               9.07%          (13.64)%
Ratio of net expenses to average net assets                                 1.25%**          1.25%
Ratio of net investment income to average net assets                        0.33%**          0.39%
Portfolio turnover rate                                                       92%**           106%
Net assets, end of period (in thousands)                                 $ 1,016          $   667
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                               1.58%**         10.79%
 Net investment loss                                                        0.00%**(c)      (9.15)%
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                                                                                   12/15/05 (a)
                                                                         Year Ended   Year Ended   to
                                                                         8/31/08      8/31/07      8/31/06
-------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                     $ 12.25      $ 10.18      $ 10.00
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $  0.02      $  0.01      $  0.02
 Net realized and unrealized gain (loss) on investments                    (1.12)        2.09         0.16
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $ (1.10)     $  2.10      $  0.18
Distributions to shareowners:
 Net investment income                                                        --        (0.03)          --
 Net realized gain                                                         (1.17)          --           --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $ (2.27)     $  2.07      $  0.18
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  9.98      $ 12.25      $ 10.18
===================================================================================================================
Total return*                                                             (10.03)%      20.69%        1.80%(b)
Ratio of net expenses to average net assets                                 1.25%        1.25%        1.25%**
Ratio of net investment income to average net assets                        0.22%        0.09%        0.30%**
Portfolio turnover rate                                                       92%          95%          73%(b)
Net assets, end of period (in thousands)                                 $   551      $   613      $   509
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                              16.35%       13.49%       21.63%**
 Net investment loss                                                      (14.88)%     (12.15)%     (20.08)%**
-------------------------------------------------------------------------------------------------------------------


(a)  The Fund commenced operations on December 15, 2005.
(b)  Not annualized.
(c)  Amount rounds to less than 0.01% per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.


The accompanying notes are an integral part of these financial statements.

             Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10    23

---------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended                      7/17/08 (a)
                                                             2/28/10       Year Ended   to
                                                             (unaudited)   8/31/09      8/31/08
---------------------------------------------------------------------------------------------------
 Class C
 Net asset value, beginning of period                        $  8.54       $   9.97     $  9.74
---------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income (loss)                               $ (0.02)      $ (0.03)     $  0.00(c)
  Net realized and unrealized gain (loss) on investments        0.75         (1.40)        0.23
---------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                             $  0.73       $ (1.43)     $  0.23
---------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net realized gain                                            (0.22)           --           --
---------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                  $  0.51       $ (1.43)     $  0.23
---------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $  9.05       $  8.54      $  9.97
===================================================================================================
 Total return*                                                  8.56%       (14.34)%       2.36%(b)
 Ratio of net expenses to average net assets                    2.12%**       2.15%        1.83%**
 Ratio of net investment loss to average net assets            (0.56)%**     (0.52)%      (0.05)%**
 Portfolio turnover rate                                          92%**        106%          92%(b)
 Net assets, end of period (in thousands)                    $   322       $   255      $   256
 Ratios with no waiver of fees and assumption of
  expenses by the Adviser and no reduction for fees
  paid indirectly:
  Net expenses                                                  2.40%* *     11.44%       30.50%**
  Net investment loss                                          (0.84)%**     (9.82)%     (28.72)%**
---------------------------------------------------------------------------------------------------


(a)  Class C shares were first publicly offered on July 17, 2008.
(b)  Not annualized.
(c)  The amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.


The accompanying notes are an integral part of these financial statements.

24     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10

---------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended                      7/17/08 (a)
                                                             2/28/10       Year Ended   to
                                                             (unaudited)   8/31/09      8/31/08
---------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period                        $  8.62       $  9.98      $  9.87
---------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                                      $  0.03       $  0.03      $  0.01
  Net realized and unrealized gain (loss) on investments        0.77         (1.37)        0.10
---------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                             $  0.80       $ (1.34)     $  0.11
 Distributions to shareowners:
  Net investment income                                        (0.04)        (0.02)          --
  Net realized gain                                            (0.22)           --           --
---------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                  $  0.53       $ (1.36)     $  0.11
---------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $  9.15       $  8.62      $  9.98
===================================================================================================
 Total return*                                                  9.24%       (13.34)%       1.11%(b)
 Ratio of net expenses to average net assets                    0.90%**       0.90%        0.90%**
 Ratio of net investment income to average net assets           0.66%**       0.88%        1.60%**
 Portfolio turnover rate                                          92%**        106%          92%(b)
 Net assets, end of period (in thousands)                    $30,652       $28,173      $   253
 Ratios with no waiver of fees and assumption of
  expenses by the Adviser and no reduction for fees
  paid indirectly:
  Net expenses                                                  1.19%**       1.70%       20.69%**
  Net investment income (loss)                                  0.37%**       0.07%      (18.19)%**
---------------------------------------------------------------------------------------------------


(a)  Class Y shares were first publicly offered on July 31, 2008.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.


The accompanying notes are an integral part of these financial statements.

            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10     25

Notes to Financial Statements | 2/28/10 (unaudited)


1. Organization and Significant Accounting Policies

Pioneer Disciplined Growth Fund, formerly Pioneer Research Growth Fund (the
Fund), is one of four portfolios comprising Pioneer Series Trust V, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. The Fund's investment objective is to seek long-term capital growth.

The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class C shares were first publicly offered on July 17, 2008. Class Y shares were first publicly offered on July 31, 2008. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts



26     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10
of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At February 28, 2010, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.



            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10     27

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended August 31, 2009 was as follows:


---------------------------------------------
                                        2009
---------------------------------------------
Distributions paid from:
Ordinary income                       $2,029
Long-term capital gain                    --
---------------------------------------------
  Total                               $2,029
=============================================


   The following shows the components of distributable earnings on a federal income tax basis at August 31, 2009:


------------------------------------------------
                                           2009
------------------------------------------------
Distributable earnings:
Undistributed ordinary income        $  356,898
Undistributed long-term gain              8,664
Post-October loss deferred              (49,457)
Unrealized appreciation               3,884,638
------------------------------------------------
  Total                              $4,200,743
================================================


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $386 in underwriting commissions on the sale of Class A shares during the six months ended February 28, 2010.



28     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see
   Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, and Class Y shares reflect different transfer agent and distribution expense rates.


E. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required market value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.



            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10     29

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion, 0.60% of the next $4 billion and 0.55% on assets over $5 billion. For the six months ended February 28, 2010, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% of the Fund's average net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25%, 2.15%, and 0.90% of the average daily net assets attributable to Class A, Class C, and Class Y shares, respectively. These expense limitations are in effect through January 1, 2012 for Class A shares and January 1, 2011 for Class C shares and Class Y shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $339 in management fees, administrative costs and certain other reimbursements payable to PIM at February, 28 2010.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended February 28, 2010, such out-of-pocket expenses by class of shares were as follows:


-------------------------------------------
 Shareholder Communications:
-------------------------------------------
 Class A                              $ (71)
 Class C                              $  68
 Class Y                              $  63
-------------------------------------------
  Total                               $  60
===========================================


Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $473 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at February 28, 2010.



30     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $47 in distribution fees payable to PFD at February 28, 2010.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended February 28, 2010, no CDSCs were paid to PFD.


5. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all subsequent events and transactions for potential recognition or disclosure through April 22, 2010, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.



            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10     31

Approval of Investment Advisory Agreement (unaudited)


Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Disciplined Growth Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2009 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2009, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in August 2009. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM in September 2009, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2009 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 10, 2009, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.



32     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one year period ended June 30, 2009 and in the first quintile of its Morningstar category for the three year period ended June 30, 2009. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2009 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2009 was in the second quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and



            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10     33
complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the difficult year in 2008 for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.



34     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.



            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10     35

Trustees, Officers and Service Providers


Trustees                                    Officers
John F. Cogan, Jr., Chairman                John F. Cogan, Jr., President
David R. Bock                               Daniel K. Kingsbury, Executive
Mary K. Bush                                  Vice President
Benjamin M. Friedman                        Mark E. Bradley, Treasurer
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.



36     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com






This report must be preceded or accompanied by a prospectus.


The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Pioneer Disciplined
Value Fund*


--------------------------------------------------------------------------------
Semiannual Report | February 28, 2010
--------------------------------------------------------------------------------



Ticker Symbols:
Class A   SERSX
Class C   PRVCX
Class Y   PRUYX



* Effective April 1, 2009, Pioneer Research Value Fund was renamed Pioneer Disciplined Value Fund.


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                           2
Portfolio Management Discussion                 4
Portfolio Summary                               7
Prices and Distributions                        8
Performance Update                              9
Comparing Ongoing Fund Expenses                12
Schedule of Investments                        14
Financial Statements                           19
Notes to Financial Statements                  26
Approval of Investment Advisory Agreement      32
Trustees, Officers and Service Providers       36


              Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain: unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Respectfully,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


              Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10     3

Portfolio Management Discussion | 2/28/10

In the following discussion, Pioneer's Diego Franzin, John Peckham, CFA, and Ashesh Savla review the factors that affected the performance of Pioneer Disciplined Value Fund during the six months ended February 28, 2010. Mr. Franzin is Head of Global Quantitative Research at Pioneer; Mr. Peckham, CFA, is Head of Global Fundamental Research at Pioneer; and Mr. Savla is a Quantitative research analyst at Pioneer. All are members of the Fund's management team.

Q  How did the Fund perform over the six months ended February 28, 2010?

A The Fund's Class A shares returned 7.11% at net asset value over the six months ended February 28, 2010, compared with an 8.52% return for the Fund's benchmark, the Russell 1000 Value Index (the Russell Index). Over the same period, the 543 funds in Lipper's Large Cap Value category returned 7.94%.

Q What characterized the investment environment for equities during the six months ended February 28, 2010?

A For the six months ended February 28, 2010, large-cap stocks, as measured by the Standard and Poor's 500 Index (the S&P 500), lagged small- and mid-cap stocks by more than 400 basis points (more than 4%). As the economy has been recovering from the recession, the companies recovering the fastest have been many of the smaller companies. The rally in small- and mid-cap stocks has been mainly concentrated in the Energy, Health Care and Information Technology sectors, where the Fund's stock selection tended to mitigate any large-cap versus small- and mid-cap discrepancies.

Q What were some of the investment decisions that had the most positive impact on Fund performance during the six months ended February 28, 2010?

A Stock selection in the Energy sector, one of the largest parts of the value stock universe, generated excellent returns for the Fund during the period. We saw good results from stock selections across a broad base of energy companies, including integrated corporations, drilling, services, and exploration companies. Stock selection in the Telecommunications Services sector also significantly helped the Fund's returns during the six months ended February 28, 2010.

   Within Energy, Smith International was the most prominent contributor to the Fund's performance, as its share price rose when fellow service and equipment company Schlumberger announced a buyout proposal. We dropped Smith from the Fund as the details of the acquisition became firm.


4     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10

   Other top performers for the Fund during the six-month period included Halliburton and Apache. In addition, the Fund managed to avoid a potential overhang of holding ExxonMobil, a weak performer, as an overweight position during the period.

   In Telecommunications Services, the Fund's performance received significant help from investments in Rural Telecommunications Group and Windstream, and by avoiding AT&T.

Q What were some of the main detractors from the Fund's benchmark-relative performance during the six months ended February 28, 2010?

A Stock selections in Consumer Staples and Consumer Discretionary included several disappointments for the Fund during the six-month period. Within Consumer Staples, the most notable underperformers included Constellation Brands, a wine and spirits corporation; Philip Morris International, a tobacco company; and CVS/Caremark, a drugstore company. Constellation's stock value dropped on worries about the decline in wine consumption during the recession, while Philip Morris's share price fell on a strengthening dollar. CVS/Caremark, meanwhile, was hampered by surprisingly lower pharmacy benefits management (PBM) contracts.

   In Consumer Discretionary, Viacom, a movie and entertainment company, was the major detractor from the Fund's performance during the period. We continue to hold Viacom in the Fund's portfolio based on its cheap valuation in comparison with its peers, strong affiliate fee growth, an improving ad market, and its profitable film division.

Q  What is your outlook?

A Economic growth is the cure for many ills, including high unemployment and large deficits. We remain optimistic about the prospects for U.S. economic growth, provided policy makers make good judgments and avoid damaging actions. Our optimism is driven by the conditions in place to support economic growth: the capital markets are open, interest rates have remained low, inflation is under control and there appears to be adequate monetary and fiscal stimulus to sustain the recovery.

   We believe modest economic growth could fuel a better-than-expected earnings recovery, given the operating leverage provided by aggressive corporate cost cutting over the past 18 months. We consider that a reasonable scenario and remain optimistic about the prospects for equities.


              Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10     5

Please refer to the Schedule of Investments on pages 14-18 for a full listing of Fund securities.

Small- and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


6     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10

Portfolio Summary | 2/28/10

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       100.0%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[The following data was represented as a pie chart in the printed material]

Financials                                               24.7%
Enery                                                    18.1%
Industrials                                              11.3%
Consumer Discretionay                                    10.4%
Health Care                                               9.3%
Utilities                                                 6.6%
Consumer Staples                                          5.3%
Telecommunication Sevices                                 5.0%
Information Technoloy                                     5.0%
Materials                                                 4.3%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


    1.    Exxon Mobil Corp.                    4.50%
    2.    Wells Fargo & Co.                    4.25
    3.    Chevron Corp.                        4.13
    4.    Pfizer, Inc.                         3.73
    5.    JPMorgan Chase & Co.                 3.54
    6.    Verizon Communications, Inc.         3.06
    7.    Comcast Corp.                        2.89
    8.    Smith International, Inc.            2.69
    9.    Devon Energy Corp.                   2.58
   10.    Halliburton Co.                      2.52

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.


              Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10     7

Prices and Distributions | 2/28/10

Net Asset Value per Share
--------------------------------------------------------------------------------

----------------------------------------------------
      Class           2/28/10           8/31/09
----------------------------------------------------
       A               $ 8.35            $ 8.19
----------------------------------------------------
       C               $ 8.40            $ 8.23
----------------------------------------------------
       Y               $ 8.45            $ 8.27
----------------------------------------------------

Distributions per Share: 9/1/09-2/28/10
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                 Net Investment        Short-Term        Long-Term
     Class           Income          Capital Gains     Capital Gains
-------------------------------------------------------------------------
       A            $ 0.0683            $ 0.3534           $  --
-------------------------------------------------------------------------
       C            $ 0.0244            $ 0.3534           $  --
-------------------------------------------------------------------------
       Y            $ 0.0721            $ 0.3534           $  --
-------------------------------------------------------------------------


8     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10

Performance Update | 2/28/10                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Disciplined Value Fund at public offering price, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of February 28, 2010)
--------------------------------------------------------------------------------
                                          Net Asset       Public Offering
 Period                                   Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                                -0.01%          -1.41%
1 Year                                    46.45           37.93
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 31, 2009)
--------------------------------------------------------------------------------
                                          Gross           Net
--------------------------------------------------------------------------------
                                          13.37%           1.25%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                      Pioneer
                     Disciplined        Russell 1000
                      Value Fund        Value Index
12/05                   9,425             10,000
2/06                    9,781             10,452
2/07                   11,164             12,188
2/08                   10,780             11,224
2/09                    6,500              5,909
2/10                    9,520              9,248


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through January 1, 2012, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000(R) Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


              Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10     9

Performance Update | 2/28/10                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Disciplined Value Fund at public offering price, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of February 28, 2010)
--------------------------------------------------------------------------------
                                          If              If
Period                                    Held            Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(7/16/08)                                  -3.58%         -3.58%
1 Year                                    45.08           45.08
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 31, 2009)
--------------------------------------------------------------------------------
                                          Gross           Net
--------------------------------------------------------------------------------
                                          13.76%           2.15%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                      Pioneer
                     Disciplined        Russell 1000
                      Value Fund        Value Index
7/08                   10,000             10,000
2/09                    6,408              5,623
2/10                    9,297              8,800


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through January 1, 2011, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000(R) Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


10     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10

Performance Update | 2/28/10                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Disciplined Value Fund at public offering price, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of February 28, 2010)
--------------------------------------------------------------------------------
                                          If              If
Period                                    Held            Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                                -0.44%          -0.44%
1 Year                                    46.97            46.97
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 31, 2009)
--------------------------------------------------------------------------------
                                          Gross           Net
--------------------------------------------------------------------------------
                                           1.88%           0.90%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                      Pioneer
                     Disciplined        Russell 1000
                      Value Fund        Value Index
12/05                  10,000             10,000
2/06                   10,374             10,452
2/07                   11,768             12,188
2/08                   11,222             11,224
2/09                    6,746              5,909
2/10                    9,914              9,248


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class Y shares for the period prior to the inception of Class Y shares on July 31, 2008, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class Y shares, the performance of Class Y shares prior to their inception would have been higher than the performance shown.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through January 1, 2011, for Class Y shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000(R) Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10     11

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Disciplined Value Fund

Based on actual returns from September 1, 2009 through February 28, 2010.


--------------------------------------------------------------------------------
Actual
Share Class                          A                C                Y
--------------------------------------------------------------------------------
Beginning Account                $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 9/1/09
--------------------------------------------------------------------------------
Ending Account Value             $ 1,071.10       $ 1,066.50       $ 1,073.40
(after expenses) on 2/28/10
--------------------------------------------------------------------------------
Expenses Paid                    $     6.42       $    11.02       $     4.63
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25, 2.15% and 0.90% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


12     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Disciplined Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2009 through February 28, 2010.


Hypothetical
Share Class                           A                C                Y
--------------------------------------------------------------------------------
Beginning Account                $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 9/1/09
--------------------------------------------------------------------------------
Ending Account Value             $ 1,018.60       $ 1,014.13       $ 1,020.33
(after expenses) on 2/28/10
--------------------------------------------------------------------------------
Expenses Paid                    $     6.26       $    10.74       $     4.51
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 0.90% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10     13

Schedule of Investments | 2/28/10 (unaudited)


---------------------------------------------------------------
 Shares                                                Value
---------------------------------------------------------------
            COMMON STOCKS -- 93.5%
            ENERGY -- 16.9%
            Integrated Oil & Gas -- 8.1%
 14,443     Chevron Corp.                           $ 1,044,229
 17,500     Exxon Mobil Corp.                         1,137,500
                                                    -----------
                                                    $ 2,181,729
---------------------------------------------------------------
            Oil & Gas Drilling -- 1.5%
  5,185     Transocean Ltd.*                        $   413,867
---------------------------------------------------------------
            Oil & Gas Equipment & Services -- 4.9%
 21,107     Halliburton Co.*                        $   636,376
 16,600     Smith International, Inc.                   680,434
                                                    -----------
                                                    $ 1,316,810
---------------------------------------------------------------
            Oil & Gas Exploration & Production -- 2.4%
  9,469     Devon Energy Corp.                      $   652,035
                                                    -----------
            Total Energy                            $ 4,564,441
---------------------------------------------------------------
            MATERIALS -- 4.1%
            Diversified Chemical -- 2.1%
  9,900     FMC Corp.                               $   565,983
---------------------------------------------------------------
            Paper Packaging -- 2.0%
 23,000     Packaging Corp. of America              $   547,400
                                                    -----------
            Total Materials                         $ 1,113,383
---------------------------------------------------------------
            CAPITAL GOODS -- 8.9%
            Aerospace & Defense -- 3.9%
  8,500     Northrop Grumman Corp.*                 $   520,710
  7,904     United Technologies Corp.                   542,610
                                                    -----------
                                                    $ 1,063,320
---------------------------------------------------------------
            Construction & Engineering -- 1.0%
 12,357     KBR, Inc.                               $   255,913
---------------------------------------------------------------
            Industrial Conglomerates -- 1.5%
  5,196     3M Co.                                  $   416,459
---------------------------------------------------------------
            Industrial Machinery -- 0.9%
  9,600     Kennametal, Inc.                        $   250,080
---------------------------------------------------------------
            Trading Companies & Distributors -- 1.6%
  4,200     W.W. Grainger, Inc.                     $   426,930
                                                    -----------
            Total Capital Goods                     $ 2,412,702
---------------------------------------------------------------
            TRANSPORTATION -- 1.6%
            Trucking -- 1.6%
 12,400     J.B. Hunt Transport Services, Inc.*     $   439,952
                                                    -----------
            Total Transportation                    $   439,952
---------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

14     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10

------------------------------------------------------------------
 Shares                                                   Value
------------------------------------------------------------------
            CONSUMER SERVICES -- 2.0%
            Restaurants -- 2.0%
  8,412     McDonald's Corp.                           $   537,106
                                                       -----------
            Total Consumer Services                    $   537,106
------------------------------------------------------------------
            MEDIA -- 4.6%
            Cable & Satellite -- 2.7%
 44,500     Comcast Corp.                              $   731,580
------------------------------------------------------------------
            Movies & Entertainment -- 1.9%
 17,000     Viacom, Inc. (Class B)*                    $   504,050
                                                       -----------
            Total Media                                $ 1,235,630
------------------------------------------------------------------
            RETAILING -- 3.2%
            Apparel Retail -- 3.2%
 27,200     Gap, Inc.                                  $   584,800
  6,600     TJX Companies, Inc.                            274,758
                                                       -----------
                                                       $   859,558
                                                       -----------
            Total Retailing                            $   859,558
------------------------------------------------------------------
            FOOD & DRUG RETAILING -- 2.1%
            Drug Retail -- 2.1%
 17,144     CVS/Caremark Corp.                         $   578,610
                                                       -----------
            Total Food & Drug Retailing                $   578,610
------------------------------------------------------------------
            FOOD, BEVERAGE & TOBACCO -- 2.8%
            Distillers & Vintners -- 1.9%
 34,360     Constellation Brands, Inc.*                $   516,774
------------------------------------------------------------------
            Tobacco -- 0.9%
  4,900     Phillip Morris International, Inc.         $   240,002
                                                       -----------
            Total Food, Beverage & Tobacco             $   756,776
------------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SERVICES -- 3.6%
            Managed Health Care -- 3.6%
 12,800     AETNA, Inc.                                $   383,872
 17,002     United Healthcare Group, Inc.                  575,688
                                                       -----------
                                                       $   959,560
                                                       -----------
            Total Health Care Equipment & Services     $   959,560
------------------------------------------------------------------
            PHARMACEUTICALS & BIOTECHNOLOGY -- 5.2%
            Pharmaceuticals -- 5.2%
 18,341     Bristol-Myers Squibb Co.                   $   449,538
 53,782     Pfizer, Inc.                                   943,874
                                                       -----------
                                                       $ 1,393,412
                                                       -----------
            Total Pharmaceuticals & Biotechnology      $ 1,393,412
------------------------------------------------------------------
            BANKS -- 6.0%
            Diversified Banks -- 4.0%
 39,300     Wells Fargo & Co.                          $ 1,074,462
------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10     15

-----------------------------------------------------------------
 Shares                                                  Value
-----------------------------------------------------------------
            Regional Banks -- 2.0%
 77,300     KeyCorp                                   $   552,695
                                                      -----------
            Total Banks                               $ 1,627,157
-----------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 11.4%
            Asset Management & Custody Banks -- 3.6%
  4,949     Franklin Resources, Inc.                  $   503,412
 10,500     State Street Corp.                            471,555
                                                      -----------
                                                      $   974,967
-----------------------------------------------------------------
            Diversified Financial Services -- 3.3%
 21,300     JPMorgan Chase & Co.                      $   893,961
-----------------------------------------------------------------
            Investment Banking & Brokerage -- 2.3%
 21,900     Morgan Stanley Co.                        $   617,142
-----------------------------------------------------------------
            Specialized Finance -- 2.2%
  2,000     CME Group, Inc.                           $   603,380
                                                      -----------
            Total Diversified Financials              $ 3,089,450
-----------------------------------------------------------------
            INSURANCE -- 5.1%
            Life & Health Insurance -- 3.0%
  5,100     Prudential Financial, Inc.                $   267,291
 26,800     UNUM Group, Inc.                              557,708
                                                      -----------
                                                      $   824,999
-----------------------------------------------------------------
            Property & Casualty Insurance -- 2.1%
 11,100     ACE, Ltd.                                 $   554,889
                                                      -----------
            Total Insurance                           $ 1,379,888
-----------------------------------------------------------------
            REAL ESTATE -- 0.5%
            Specialized Real Estate Investment Trust -- 0.5%
  1,685     Public Storage, Inc.                      $   138,490
                                                      -----------
            Total Real Estate                         $   138,490
-----------------------------------------------------------------
            SOFTWARE & SERVICES -- 1.0%
            Systems Software -- 1.0%
  9,885     Microsoft Corp.                           $   283,304
                                                      -----------
            Total Software & Services                 $   283,304
-----------------------------------------------------------------
            TECHNOLOGY HARDWARE & EQUIPMENT -- 2.0%
            Office Electronics -- 2.0%
 57,300     Xerox Corp.                               $   536,901
                                                      -----------
            Total Technology Hardware & Equipment     $   536,901
-----------------------------------------------------------------
            SEMICONDUCTORS -- 1.7%
 98,700     Atmel Corp.*                              $   445,137
                                                      -----------
            Total Semiconductors                      $   445,137
-----------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10

-------------------------------------------------------------------
 Shares                                                    Value
-------------------------------------------------------------------
            TELECOMMUNICATION SERVICES -- 4.7%
            Integrated Telecommunication Services -- 4.7%
 14,400     Century Telephone Enterprises, Inc.         $   493,489
 26,754     Verizon Communications, Inc.                    773,993
                                                        -----------
                                                        $ 1,267,482
                                                        -----------
            Total Telecommunication Services            $ 1,267,482
-------------------------------------------------------------------
            UTILITIES -- 6.1%
            Electric Utilities -- 1.3%
  9,200     FirstEnergy Corp.                           $   355,580
-------------------------------------------------------------------
            Gas Utilities -- 1.7%
 11,000     Questar Corp.                               $   461,890
-------------------------------------------------------------------
            Multi-Utilities -- 3.1%
 14,700     Public Service Enterprise Group, Inc.       $   436,884
  8,251     Sempra Energy Co.                               405,702
                                                        -----------
                                                        $   842,586
                                                        -----------
            Total Utilities                             $ 1,660,056
-------------------------------------------------------------------
            TOTAL COMMON STOCKS
            (Cost $22,407,155)                          $25,278,995
-------------------------------------------------------------------
            TOTAL INVESTMENT IN SECURITIES -- 93.5%
            (Cost $22,407,155) (a)                      $25,278,995
-------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES -- 6.5%        $ 1,762,103
-------------------------------------------------------------------
            TOTAL NET ASSETS -- 100.0%                  $27,041,098
===================================================================

*    Non-income producing security.

(a) At February 28, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $22,433,969 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                              $3,077,354
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                (232,328)
                                                                                    ----------
       Net unrealized gain                                                          $2,845,026
                                                                                    ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2010 aggregated $12,641,104 and $12,355,750, respectively.


The accompanying notes are an integral part of these financial statements.
             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10     17

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.


Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 --   quoted prices in active markets for identical securities
  Level 2 --   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 --   significant unobservable inputs (including the Fund's own
               assumptions in determining fair value of investments)

The following is a summary of the inputs used as of February 28, 2010, in valuing the Fund's assets:

-----------------------------------------------------------------------------
                     Level 1          Level 2       Level 3       Total
-----------------------------------------------------------------------------
 Common stocks     $25,278,995          $--           $--       $25,278,995
-----------------------------------------------------------------------------
 Total             $25,278,995          $--           $--       $25,278,995
=============================================================================


The accompanying notes are an integral part of these financial statements.

18     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10

Statement of Assets and Liabilities | 2/28/10 (unaudited)


ASSETS:
  Investment in securities, at value (cost $22,407,155)     $25,278,995
  Cash                                                          482,254
  Receivables --
   Fund shares sold                                           1,224,910
   Dividends                                                     54,810
   Due from Pioneer Investment Management, Inc.                  21,797
  Other                                                          21,518
-----------------------------------------------------------------------
     Total assets                                           $27,084,284
-----------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                   $    3,501
  Due to affiliates                                               2,364
  Accrued expenses                                               37,321
-----------------------------------------------------------------------
     Total liabilities                                       $   43,186
-----------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                           $22,678,848
  Undistributed net investment income                            56,884
  Accumulated net realized gain on investments                1,433,526
  Net unrealized gain on investments                          2,871,840
-----------------------------------------------------------------------
     Total net assets                                       $27,041,098
=======================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $700,406/83,878 shares)                  $     8.35
  Class C (based on $434,900/51,771 shares)                  $     8.40
  Class Y (based on $25,905,792/3,066,896 shares)            $     8.45
MAXIMUM OFFERING PRICE:
  Class A ($8.35 [divided by] 94.25%)                        $     8.86
=======================================================================


The accompanying notes are an integral part of these financial statements.

             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10     19

Statement of Operations (unaudited)

For the Six Months Ended 2/28/10



INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $547)         $274,723
  Income from securities loaned, net                              23
-------------------------------------------------------------------------------------
     Total investment income                                               $  274,746
-------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $ 80,591
  Transfer agent fees
   Class A                                                       528
   Class C                                                       256
   Class Y                                                        86
  Distribution fees
   Class A                                                       770
   Class C                                                     1,755
  Shareholder communication expense                              217
  Administrative reimbursements                                4,046
  Custodian fees                                               2,070
  Registration fees                                           21,569
  Professional fees                                           29,942
  Printing expense                                            19,826
  Fees and expenses of nonaffiliated trustees                  3,502
  Miscellaneous                                                1,867
-------------------------------------------------------------------------------------
     Total expenses                                                        $  167,025
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                            (52,159)
-------------------------------------------------------------------------------------
     Net expenses                                                          $  114,866
-------------------------------------------------------------------------------------
       Net investment income                                               $  159,880
-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                         $2,143,832
-------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                             $ (523,043)
-------------------------------------------------------------------------------------
  Net gain on investments                                                  $1,620,789
-------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                     $1,780,669
=====================================================================================


The accompanying notes are an integral part of these financial statements.

20     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10

Statement of Changes in Net Assets

For the Six Months Ended 2/28/10 and the Year Ended 8/31/09, respectively


-------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended
                                                            2/28/10             Year Ended
                                                            (unaudited)         8/31/09
-------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                       $   159,880         $   109,065
Net realized gain on investments                              2,143,832             339,540
Change in net unrealized gain (loss) on investments            (523,043)          3,389,653
-------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations     $ 1,780,669         $ 3,838,258
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.07 and $0.11 per share, respectively)        $    (5,373)        $    (6,136)
   Class C ($0.02 and $0.02 per share, respectively)               (960)               (559)
   Class Y ($0.07 and $0.07 per share, respectively)           (201,918)             (1,701)
Net realized gain:
   Class A ($0.35 and $0.00 per share, respectively)            (24,123)                 --
   Class C ($0.35 and $0.00 per share, respectively)            (13,699)                 --
   Class Y ($0.35 and $0.00 per share, respectively)           (985,985)                 --
-------------------------------------------------------------------------------------------
     Total distributions to shareowners                     $(1,232,058)        $    (8,396)
-------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $ 3,453,987         $19,606,131
Reinvestment of distributions                                    10,885               6,136
Cost of shares repurchased                                     (800,578)           (642,143)
-------------------------------------------------------------------------------------------
   Net increase in net assets resulting from
     Fund share transactions                                $ 2,664,294         $18,970,124
-------------------------------------------------------------------------------------------
   Net increase in net assets                               $ 3,212,905         $22,799,986
NET ASSETS:
Beginning of period                                          23,828,193           1,028,207
-------------------------------------------------------------------------------------------
End of period                                               $27,041,098         $23,828,193
-------------------------------------------------------------------------------------------
Undistributed net investment income                         $    56,884         $   105,255
===========================================================================================


The accompanying notes are an integral part of these financial statements.

             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10     21

---------------------------------------------------------------------------------------------------
                                     '10 Shares    '10 Amount         '09 Shares       '09 Amount
                                     (unaudited)   (unaudited)
---------------------------------------------------------------------------------------------------
Class A
Shares sold                            22,149       $  187,804           11,763         $    91,815
Reinvestment of distributions             754            6,320              897               6,136
Less shares repurchased                (3,275)         (28,009)          (2,529)            (17,883)
---------------------------------------------------------------------------------------------------
   Net increase                        19,628       $  166,115           10,131         $    80,068
===================================================================================================
Class C
Shares sold                            26,415       $  227,993            5,491         $    42,908
Reinvestment of distributions             541            4,565               --                 (18)
Less shares repurchased                (7,441)         (62,943)              (2)                 --
---------------------------------------------------------------------------------------------------
   Net increase                        19,515       $  169,615            5,489         $    42,890
===================================================================================================
Class Y
Shares sold                           362,113       $3,038,190         2,841,402        $19,471,408
Less shares repurchased               (82,135)        (709,626)         (80,607)           (624,242)
---------------------------------------------------------------------------------------------------
   Net increase                       279,978       $2,328,564         2,760,795        $18,847,166
===================================================================================================


The accompanying notes are an integral part of these financial statements.

22     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10

Financial Highlights

-------------------------------------------------------------------------------------------------------
                                                                         Six Months
                                                                         Ended
                                                                         2/28/10        Year Ended
                                                                         (unaudited)    8/31/09
-------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                     $  8.19        $  9.60
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $  0.03        $  0.09
 Net realized and unrealized gain (loss) on investments                     0.55          (1.39)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations       $  0.58        $ (1.30)
Distributions to shareowners:
 Net investment income                                                     (0.07)         (0.11)
 Net realized gain                                                         (0.35)            --
-------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                              $  0.16        $ (1.41)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  8.35        $  8.19
=======================================================================================================
Total return*                                                               7.11%        (13.34)%
Ratio of net expenses to average net assets                                 1.25%**        1.25%
Ratio of net investment income to average net assets                        0.96%**        1.34%
Portfolio turnover rate                                                      103%**         114%
Net assets, end of period (in thousands)                                 $   700        $   526
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                               1.75%**       13.37%
 Net investment income (loss)                                               0.46%**      (10.78)%
-------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
                                                                           Year Ended   Year Ended   12/15/05 (a)
                                                                           8/31/08      8/31/07      to 8/31/06
-------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                       $ 11.99      $ 10.69      $ 10.00
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                     $  0.11      $  0.12      $  0.09
 Net realized and unrealized gain (loss) on investments                      (1.62)        1.58         0.60
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations         $ (1.51)     $  1.70      $  0.69
Distributions to shareowners:
 Net investment income                                                       (0.11)       (0.12)          --
 Net realized gain                                                           (0.77)       (0.28)          --
-------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                                $ (2.39)     $  1.30      $  0.69
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  9.60      $ 11.99      $ 10.69
===================================================================================================================
Total return*                                                               (13.34)%      16.24%        6.90%(b)
Ratio of net expenses to average net assets                                   1.25%        1.25%        1.25%**
Ratio of net investment income to average net assets                          1.07%        1.01%        1.21%**
Portfolio turnover rate                                                        116%          88%          66%(b)
Net assets, end of period (in thousands)                                   $   520      $   600      $   535
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                16.02%       13.35%       19.33%**
 Net investment income (loss)                                               (13.70)%     (11.09)%     (16.87)%**
-------------------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on December 15, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

              Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10    23

--------------------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended
                                                                2/28/10         Year Ended      7/17/08(a)
                                                                (unaudited)     8/31/09         to 8/31/08
--------------------------------------------------------------------------------------------------------------
 Class C
 Net asset value, beginning of period                           $  8.23         $  9.61         $  9.34
--------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income (loss)                                  $ (0.01)        $  0.03         $  0.01
  Net realized and unrealized gain (loss) on investments           0.55           (1.39)           0.26
--------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      investment operations                                     $  0.54         $ (1.36)        $  0.27
 Distributions to shareowners:
  Net investment income                                           (0.02)          (0.02)             --
  Net realized gain                                               (0.35)             --              --
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net asset value                    $  0.17         $ (1.38)        $  0.27
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                 $  8.40         $  8.23         $  9.61
==============================================================================================================
 Total return*                                                     6.65%         (14.10)%          2.89%(b)
 Ratio of net expenses to average net assets                       2.15%**         1.99%           2.15%**
 Ratio of net investment income to average net assets              0.05%**         0.59%           0.40%**
 Portfolio turnover rate                                            103%**          114%            116%(b)
 Net assets, end of period (in thousands)                       $   435         $   265         $   257
 Ratios with no waiver of fees and assumption of
  expenses by the Adviser and no reduction for fees
  paid indirectly:
  Net expenses                                                     2.54%* *       13.76%          25.47%**
  Net investment loss                                             (0.34)%**      (11.18)%        (22.92)%**
--------------------------------------------------------------------------------------------------------------

(a)  Class C shares were first publicly offered on July 17, 2008.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

24     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10

--------------------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended
                                                                2/28/10         Year Ended      7/31/08(a)
                                                                (unaudited)     8/31/09         to 8/31/08
--------------------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period                           $  8.27         $  9.62         $  9.57
--------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                                         $  0.05         $  0.06         $  0.02
  Net realized and unrealized gain (loss) on investments           0.55           (1.34)           0.03
--------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      investment operations                                     $  0.60         $ (1.28)        $  0.05
 Distributions to shareowners:
  Net investment income                                           (0.07)          (0.07)             --
  Net realized gain                                               (0.35)             --              --
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net asset value                    $  0.18         $ (1.35)        $  0.05
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                 $  8.45         $  8.27         $  9.62
==============================================================================================================
 Total return*                                                     7.34%         (13.22)%          0.52%(b)
 Ratio of net expenses to average net assets                       0.90%**         0.90%           0.90%**
 Ratio of net investment income to average net assets              1.32%**         1.41%           2.37%**
 Portfolio turnover rate                                            103%**          114%            116%(b)
 Net assets, end of period (in thousands)                       $25,906         $23,037         $   251
 Ratios with no waiver of fees and assumption of
  expenses by the Adviser and no reduction for fees
  paid indirectly:
  Net expenses                                                     1.32%**         1.88%          10.11%**
  Net investment income (loss)                                     0.89%**         0.43%          (6.84)%**
--------------------------------------------------------------------------------------------------------------

(a)  Class Y shares were first publicly offered on July 31, 2008.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10     25

Notes to Financial Statements | 2/28/10 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Disciplined Value Fund, formerly Pioneer Research Value Fund (the
Fund), is one of four portfolios comprising Pioneer Series Trust V, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. Pioneer Investment Management Inc. (PIM), the Fund's investment advisor, paid all organizational costs of the Fund.

The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class C shares were first publicly offered on July 17, 2008. Class Y shares were first publicly offered on July 31, 2008. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

Small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.


26     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

     Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

     The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At February 28, 2010, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax


             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10     27
     years for the prior three fiscal years are subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended August 31, 2009 was as follows:


-----------------------------------------
                                     2009
-----------------------------------------
   Distributions paid from:
   Ordinary income                 $8,396
   Long-term capital gain              --
-----------------------------------------
      Total                        $8,396
=========================================


     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2009:


---------------------------------------------------
                                               2009
---------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income         $  105,255
   Undistributed long-term gain             385,914
   Post-October loss deferred               (45,599)
   Unrealized appreciation                3,368,069
---------------------------------------------------
      Total                              $3,813,639
===================================================


C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $153 in underwriting commissions on the sale of Class A shares during the six months ended February 28, 2010.


D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see


28     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10

     Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, and Class Y shares can reflect different transfer agent and distribution expense rates.


E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required market value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion, 0.60% of the next $4 billion and 0.55% on assets over $5 billion. For the six months ended February 28, 2010, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% of the Fund's average net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25%, 2.15%, and 0.90% of


             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10     29
the average daily net assets attributable to Class A, Class C, and Class Y shares, respectively. These expense limitations are in effect through January
1, 2012 for Class A shares and January 1, 2011 for Class C shares and Class Y shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,710 in management fees, administrative costs and certain other reimbursements payable to PIM at February, 28 2010.


3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended February 28, 2010, such out-of-pocket expenses by class of shares were as follows:


-------------------------------------------
 Shareholder Communications:
-------------------------------------------
 Class A                               $ 21
 Class C                                100
 Class Y                                 96
-------------------------------------------
    Total                              $217
===========================================


Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $604 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at February 28, 2010.


4.   Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected


30     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10
on the Statement of Assets and Liabilities is $50 in distribution fees payable to PFD at February 28, 2010.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended February 28, 2010, no CDSCs were paid to PFD.


5.   Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all subsequent events and transactions for potential recognition or disclosure through April 22, 2010, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10     31

Approval of Investment Advisory Agreement (unaudited)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Disciplined Value Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2009 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2009, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in August 2009. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM in September 2009, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2009 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 10, 2009, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.


32     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one year period ended June 30, 2009 and in the first quintile of its Morningstar category for the three year period ended June 30, 2009. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2009 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2009 was in the second quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and


             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10     33
complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the difficult year in 2008 for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.


34     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10     35

Trustees, Officers and Service Providers

Trustees                                      Officers
John F. Cogan, Jr., Chairman                  John F. Cogan, Jr., President
David R. Bock                                 Daniel K. Kingsbury, Executive
Mary K. Bush                                    Vice President
Benjamin M. Friedman                          Mark E. Bradley, Treasurer
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


36     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------
                     Pioneer Global
                     Equity Fund*
--------------------------------------------------------------------------------
                     Semiannual Report | February 28, 2010
--------------------------------------------------------------------------------

                     Ticker Symbols:
                     Class A GLOSX
                     Class B GBSLX
                     Class C GCSLX
                     Class Y PGSYX

* Effective April 1, 2009, Pioneer Global Select Equity Fund was renamed Pioneer Global Equity Fund.

                     [LOGO]PIONEER
                           Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                           2
Portfolio Management Discussion                 4
Portfolio Summary                               8
Prices and Distributions                        9
Performance Update                             10
Comparing Ongoing Fund Expenses                14
Schedule of Investments                        16
Financial Statements                           21
Notes to Financial Statements                  29
Approval of Investment Advisory Agreement      37
Trustees, Officers and Service Providers       41

                  Pioneer Global Equity Fund | Semiannual Report | 2/28/10     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain: unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

2     Pioneer Global Equity Fund | Semiannual Report | 2/28/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                  Pioneer Global Equity Fund | Semiannual Report | 2/28/10     3

Portfolio Management Discussion | 2/28/10

In the following interview, portfolio manager Piergaetano Iaccarino discusses the factors that influenced the performance of Pioneer Global Equity Fund during the six-month period ended February 28, 2010. Mr. Iaccarino is responsible for the day-to-day management of the Fund.

Q    How did the Fund perform over the six-month period ended February 28, 2010?

A In a generally positive period for global equities, the Fund's Class A shares returned 4.14% at net asset value over the six months ended February 28, 2010, underperforming the 5.41% return of the Fund's benchmark, the Morgan Stanley Capital International (MSCI) World Index1. Over the same period, the average return of the 102 funds in Lipper's Global Large Cap Core category was 5.85%.

Q Can you review the investment climate for global equities over the six-month period ended February 28, 2010?

A In the fall of 2009, the rally in riskier assets that had begun the previous spring remained in place. Investor sentiment was supported by the unprecedented efforts of global governments to end the financial crisis and by investor conviction that the worst-case scenarios had been averted. In addition to a more stable financial backdrop, we attributed a large portion of the gains to the market's favorable response to "less bad" economic news, rather than a return to pre-crisis economic conditions. Any weaker-than-expected economic data, or investor nervousness that accommodative fiscal and monetary policies were about to reverse usually sparked immediate profit taking.

     As expected, the United States emerged from recession in the third quarter of 2009, following successive quarters of decline in its gross domestic product (GDP). The U.S. economy has been boosted by huge fiscal and monetary stimulus, including tax credits for first-time home buyers. Elsewhere, the euro zone also emerged from recession in the third quarter (though France and Germany reported weaker growth than had been expected), as did Russia and South Africa. In contrast to the sub-par recovery in much of the world, growth and economic momentum in China and some other emerging countries continued to be strong.

     The global stock market's risk rally gradually tapered off during the six-month period ended February 28, 2010, based on several concerns, including historically high unemployment and the troubled finances of a number of governments, with problems in Greece being a major focus. For the full

4     Pioneer Global Equity Fund | Semiannual Report | 2/28/10
     six-month period, all of the major asset classes provided positive returns, with riskier asset classes continuing to lead the way.

Q    Can you describe the Fund's overall investment approach?

A We examine mid- and large-capitalization stocks in more than 30 countries. From that universe, we build a concentrated portfolio in the Fund of about 50 stocks. Each stock that the Fund's portfolio holds generally will be overweighted by at least one percentage point compared with the benchmark MSCI World Index. In selecting securities for the Fund's portfolio, we look for "growth at a reasonable price" opportunities, and so there is a strong value component to our analysis. We seek to invest the Fund's assets in companies that not only are benefiting from operating efficiencies -- as reflected in factors such as increased market share and revenues -- but that also use their capital efficiently. In particular, we look for strong free cash flow, because that provides companies with the flexibility to make share buybacks, reinvest in their businesses, make acquisitions and raise dividends.

     Finally, we attempt to assess not only the potential price gains for each stock but also the potential for a decline in price if circumstances become unfavorable. We prefer stocks with the highest upside relative to their downside.

Q What investment allocations helped and hurt the Fund's performance over the six months ended February 28, 2010, and what changes did you make to the portfolio during the period?

A For the six-month period, sector allocation helped the Fund's performance, while overall stock selection detracted from returns. The Fund's overweight to the consumer staples sector, as well as stock selection in the health care, materials and utilities sectors, were key positives for performance.

     On the flip side, stock selection within financials was by far the largest detractor from the Fund's relative performance, while selection in the information technology and industrials sectors also hurt returns.

     We maintain investments in the Fund across all 10 sectors, as we constantly look to add value from stock selection. The Fund's largest overweights at the end of the period were in consumer staples, information technology and health care, while financials, utilities and industrials constituted the main underweights.

     Within the information technology sector, we sold Electronic Arts (EA) from the Fund, following a period where the stock had not delivered on our expectations. We instead switched our focus to EA's rival, Activision Blizzard, which was formed in 2008 as the result of a merger between Activision and Vivendi Games. We feel that Activision is more dynamic and is delivering better-quality products than EA. In pharmaceuticals, we switched the

                  Pioneer Global Equity Fund | Semiannual Report | 2/28/10     5

     Fund out of Novartis into a new position in Sanofi-Aventis, based on Sanofi's more attractive valuation.

     Late in the period, we made two other changes to the Fund's portfolio based on valuation, selling out of Bank of America and Dell and replacing them with positions in JPMorgan Chase and CSR. JPMorgan is one of the largest diversified financial companies in America, and we think the company will garner further benefits from its acquisitions of Washington Mutual and Bear Stearns, which occurred during the financial crisis. CSR designs multi-function connectivity and location platforms such as Bluetooth, GPS and Wi-Fi chips -- in a market that is expanding rapidly.

     Lastly, one of our key portfolio themes is to focus on increasing the Fund's dividend yield. On average, dividend yield makes up a substantial portion (approximately 50%) of overall returns from equities over the long term. In 2009, dividends contributed only about 10% to overall equity return, and we are looking for a reversion toward the mean average, especially during a period of more subdued global growth.

Q    What is your outlook and how is it reflected in the Fund's positioning?

A In general, we retain a defensive bias. The principal problem that caused the financial crisis was excess leverage, which we believe has yet to be dealt with adequately. We believe that the market went up too far, too fast. Thus we remain more concerned with having downside protection rather than chasing cyclicality. However, we still also want to be able to participate in the market rally should it persist, and therefore the Fund is exposed to a mixture of growth drivers.

     Massive liquidity injections from governments and improving economic data enabled the market rebound, but leverage and its residual effects (indebtedness, tax increases, slower growth, higher unemployment, higher savings rates) may constitute a continuing headwind through 2010. Additionally, there remains spare capacity in most industries. A key reason why we have been high on information technology companies is because spare capacity in the sector can quickly be reduced due to technological innovations and the rapid pace of change.

     In terms of the global economic situation, we believe we've turned the corner. However, there seems to have been a change in investor behavior and sentiment over the past few months: Optimism and market rallies have started to become more balanced by caution and occasional sell-offs. The markets have been fairly flat since last October, and seem to be in the consolidation phase that we had been expecting for some time.

     In the coming months, we will continue to focus on fundamentals and stock selection, which we think will become increasingly important to global stock market performance.

6     Pioneer Global Equity Fund | Semiannual Report | 2/28/10

1 The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.mscibarra.com)

Please refer to the Schedule of Investments on pages 16-20 for a full listing of fund securities.

Investing in foreign and/or emerging markets securities involves certain risks, including risks relating to interest rates, currency exchange rates, economic and political conditions. Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund is non-diversified and invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.

                  Pioneer Global Equity Fund | Semiannual Report | 2/28/10     7

Portfolio Summary | 2/28/10

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                 18.4%
Information Technology                                                     14.6%
Consumer Staples                                                           13.1%
Health Care                                                                11.9%
Energy                                                                      9.6%
Consumer Discretionary                                                      9.5%
Industrials                                                                 9.1%
Materials                                                                   7.7%
Telecommunication Services                                                  4.7%
Utilities                                                                   1.4%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

United States                                                              52.1%
France                                                                     10.7%
United Kingdom                                                              9.2%
Japan                                                                       8.7%
Switzerland                                                                 6.5%
People's Republic of China                                                  2.1%
Germany                                                                     2.0%
Canada                                                                      1.7%
Netherlands                                                                 1.7%
Bermuda                                                                     1.4%
Italy                                                                       1.4%
Paupa New Guinea                                                            1.3%
Spain                                                                       1.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. Pfizer, Inc.                                                           3.50%
 2. Procter & Gamble Co.                                                   3.42
 3. United Technologies Corp.                                              3.17
 4. Wal-Mart Stores, Inc.                                                  3.03
 5. Altria Group, Inc.                                                     2.95
 6. Microsoft Corp.                                                        2.94
 7. Medtronic, Inc.                                                        2.70
 8. Hewlett-Packard Co.                                                    2.69
 9. Apache Corp.                                                           2.65
10. Vodafone Group Plc                                                     2.59

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

8     Pioneer Global Equity Fund | Semiannual Report | 2/28/10

Prices and Distributions | 2/28/10

Net Asset Value per Share
--------------------------------------------------------------------------------

-------------------------------------
Class        2/28/10         8/31/09
-------------------------------------
  A          $ 8.89           $ 8.56
-------------------------------------
  B          $ 8.78           $ 8.47
-------------------------------------
  C          $ 8.79           $ 8.48
-------------------------------------
  Y          $ 8.92           $ 8.59
-------------------------------------

Distributions per Share: 9/1/09-2/28/10
--------------------------------------------------------------------------------

---------------------------------------------------------
         Net Investment      Short-Term       Long-Term
Class        Income        Capital Gains    Capital Gains
---------------------------------------------------------
  A         $ 0.0252           $ --             $ --
---------------------------------------------------------
  B         $     --           $ --             $ --
---------------------------------------------------------
  C         $     --           $ --             $ --
---------------------------------------------------------
  Y         $ 0.0536           $ --             $ --
---------------------------------------------------------

                  Pioneer Global Equity Fund | Semiannual Report | 2/28/10     9

Performance Update | 2/28/10                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

Average Annual Total Returns
(As of February 28, 2010)
--------------------------------------------------------------------------------
                                            Net Asset       Public Offering
Period                                      Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                                   0.07%          -1.33%
1 Year                                      47.83           39.28
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2009,
as revised February 9, 2010)
--------------------------------------------------------------------------------
                                            Gross           Net
--------------------------------------------------------------------------------
                                            2.25%           1.30%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer Global         MSCI World
                                 Equity Fund             Index
12/05                              $ 9,425              $10,000
2/06                               $ 9,840              $10,437
2/07                               $11,516              $12,152
2/08                               $11,861              $12,147
2/09                               $ 6,400              $ 6,467
2/10                               $ 9,461              $10,035

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

10     Pioneer Global Equity Fund | Semiannual Report | 2/28/10

Performance Update | 2/28/10                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

Average Annual Total Returns
(As of February 28, 2010)
--------------------------------------------------------------------------------
                                            If              If
Period                                      Held            Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                                  -0.84%          -1.05%
1 Year                                      46.58           42.58
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2009,
as revised February 9, 2010)
--------------------------------------------------------------------------------
                                            Gross           Net
--------------------------------------------------------------------------------
                                            4.14%           2.20%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer Global         MSCI World
                                 Equity Fund             Index
12/05                              $10,000              $10,000
2/06                               $10,420              $10,437
2/07                               $12,087              $12,152
2/08                               $12,334              $12,147
2/09                                $6,591               $6,467
2/10                                $9,574              $10,035

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

                 Pioneer Global Equity Fund | Semiannual Report | 2/28/10     11

Performance Update | 2/28/10                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

Average Annual Total Returns
(As of February 28, 2010)
--------------------------------------------------------------------------------
                                            If              If
Period                                      Held            Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                                  -0.83%          -0.83%
1 Year                                      46.50           46.50
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2009, as
revised February 9, 2010)
--------------------------------------------------------------------------------
                                            Gross           Net
--------------------------------------------------------------------------------
                                            3.76%           2.20%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer Global         MSCI World
                                 Equity Fund             Index
12/05                              $10,000              $10,000
2/06                               $10,420              $10,437
2/07                               $12,077              $12,152
2/08                               $12,334              $12,147
2/09                                $6,599               $6,467
2/10                                $9,667              $10,035

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

12     Pioneer Global Equity Fund | Semiannual Report | 2/28/10

Performance Update | 2/28/10                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

Average Annual Total Returns
(As of February 28, 2010)
--------------------------------------------------------------------------------
                                            If              If
Period                                      Held            Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                                  -0.50%          -0.50%
1 Year                                      48.78           48.78
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2009,
as revised February 9, 2010)
--------------------------------------------------------------------------------
                                            Gross           Net
--------------------------------------------------------------------------------
                                            1.10%           0.80%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer Global         MSCI World
                                 Equity Fund             Index
12/05                              $10,000              $10,000
2/06                               $10,440              $10,437
2/07                               $12,141              $12,152
2/08                               $12,344              $12,147
2/09                                $6,588               $6,467
2/10                                $9,802              $10,035

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on December 31, 2008 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class Y shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

                 Pioneer Global Equity Fund | Semiannual Report | 2/28/10     13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Global Equity Fund

Based on actual returns from September 1, 2009 through February 28, 2010.

--------------------------------------------------------------------------------
Share Class                      A             B             C             Y
--------------------------------------------------------------------------------
Beginning Account           $ 1,000.00    $ 1,000.00    $ 1,000.00    $ 1,000.00
Value on 9/1/09
--------------------------------------------------------------------------------
Ending Account              $ 1,041.40    $ 1,036.60    $ 1,036.60    $ 1,044.40
Value on 2/28/10
--------------------------------------------------------------------------------
Expenses Paid               $     6.58    $    11.11    $    11.11    $     4.06
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.20%, 2.20%, and 0.80% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

14     Pioneer Global Equity Fund | Semiannual Report | 2/28/10

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Global Equity Fund

Based on a hypothetical 5% return before expenses, reflecting the period from September 1, 2009 through February 28, 2010.

--------------------------------------------------------------------------------
Share Class                      A             B             C             Y
--------------------------------------------------------------------------------
Beginning Account           $ 1,000.00    $ 1,000.00    $ 1,000.00    $ 1,000.00
Value on 9/1/09
--------------------------------------------------------------------------------
Ending Account              $ 1,018.35    $ 1,013.88    $ 1,013.88    $ 1,020.83
Value on 2/28/10
--------------------------------------------------------------------------------
Expenses Paid               $     6.51    $    10.99    $    10.99    $     4.01
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.20%, 2.20%, and 0.80% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                 Pioneer Global Equity Fund | Semiannual Report | 2/28/10     15

Schedule of Investments | 2/28/10 (unaudited)

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
             COMMON STOCKS -- 93.5%
             ENERGY -- 9.0%
             Integrated Oil & Gas -- 4.8%
   65,293    ConocoPhillips, Inc.                                   $  3,134,064
   70,292    Repsol SA                                                 1,585,391
   85,480    Royal Dutch Shell Plc                                     2,330,137
                                                                    ------------
                                                                    $  7,049,592
--------------------------------------------------------------------------------
             Oil & Gas Exploration & Production -- 4.2%
   34,897    Apache Corp.                                           $  3,616,725
   35,933    Devon Energy Corp.                                        2,474,346
                                                                    ------------
                                                                    $  6,091,071
                                                                    ------------
             Total Energy                                           $ 13,140,663
--------------------------------------------------------------------------------
             MATERIALS -- 7.2%
             Diversified Chemical -- 1.6%
   44,833    Akzo Nobel SA                                          $  2,281,333
--------------------------------------------------------------------------------
             Diversified Metals & Mining -- 0.9%
   82,572    Xstrata Plc*                                           $  1,298,011
--------------------------------------------------------------------------------
             Fertilizers & Agricultural Chemicals -- 1.6%
   36,124    Agrium, Inc.                                           $  2,339,029
--------------------------------------------------------------------------------
             Gold -- 3.1%
  758,616    Lihir Gold, Ltd.                                       $  1,828,288
   54,463    Newmont Mining Corp.                                      2,683,937
                                                                    ------------
                                                                    $  4,512,225
                                                                    ------------
             Total Materials                                        $ 10,430,598
--------------------------------------------------------------------------------
             CAPITAL GOODS -- 8.5%
             Aerospace & Defense -- 5.1%
  146,780    Finmeccanica S.p.A.                                    $  1,898,908
   30,523    Thales SA                                                 1,220,290
   62,939    United Technologies Corp.                                 4,320,762
                                                                    ------------
                                                                    $  7,439,960
--------------------------------------------------------------------------------
             Electrical Component & Equipment -- 2.0%
   26,649    Schneider Electric SA                                  $  2,848,620
--------------------------------------------------------------------------------
             Industrial Machinery -- 1.4%
   21,077    Flowserve Corp.                                        $  2,109,597
                                                                    ------------
             Total Capital Goods                                    $ 12,398,177
--------------------------------------------------------------------------------
             CONSUMER DURABLES & APPAREL -- 1.9%
             Consumer Electronics -- 1.9%
   79,300    Sony Corp.                                             $  2,707,367
                                                                    ------------
             Total Consumer Durables & Apparel                      $  2,707,367
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16     Pioneer Global Equity Fund | Semiannual Report | 2/28/10

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
             MEDIA -- 5.2%
             Advertising -- 1.3%
  216,637    WPP Group Plc                                          $  1,989,498
--------------------------------------------------------------------------------
             Cable & Satellite -- 3.9%
  144,843    Comcast Corp.                                          $  2,381,219
   98,130    Eutelsat Communications SA                                3,259,563
                                                                    ------------
                                                                    $  5,640,782
                                                                    ------------
             Total Media                                            $  7,630,280
--------------------------------------------------------------------------------
             RETAILING -- 1.8%
             Apparel Retail -- 1.8%
  122,301    Gap, Inc.                                              $  2,629,472
                                                                    ------------
             Total Retailing                                        $  2,629,472
--------------------------------------------------------------------------------
             FOOD & DRUG RETAILING -- 5.0%
             Food Retail -- 2.2%
   98,800    FamilyMart Co., Ltd.*                                  $  3,166,349
--------------------------------------------------------------------------------
             Hypermarkets & Supercenters -- 2.8%
   76,414    Wal-Mart Stores, Inc.*                                 $  4,131,705
                                                                    ------------
             Total Food & Drug Retailing                            $  7,298,054
--------------------------------------------------------------------------------
             FOOD, BEVERAGE & TOBACCO -- 4.1%
             Tobacco -- 4.1%
   60,918    Imperial Tobacco Group Plc                             $  1,901,033
  200,309    Altria Group, Inc.                                        4,030,215
                                                                    ------------
                                                                    $  5,931,248
                                                                    ------------
             Total Food, Beverage & Tobacco                         $  5,931,248
--------------------------------------------------------------------------------
             HOUSEHOLD & PERSONAL PRODUCTS -- 3.2%
             Household Products -- 3.2%
   73,671    Procter & Gamble Co.                                   $  4,661,901
                                                                    ------------
             Total Household & Personal Products                    $  4,661,901
--------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SERVICES -- 4.2%
             Health Care Equipment -- 2.5%
   84,749    Medtronic, Inc.*                                       $  3,678,107
--------------------------------------------------------------------------------
             Health Care Services -- 1.7%
   40,259    DaVita, Inc.*                                          $  2,480,357
                                                                    ------------
             Total Health Care Equipment & Services                 $  6,158,464
--------------------------------------------------------------------------------
             PHARMACEUTICALS & BIOTECHNOLOGY -- 6.9%
             Pharmaceuticals -- 6.9%
  272,423    Pfizer, Inc.                                           $  4,781,023
   14,093    Roche Holdings AG*                                        2,353,960
   41,004    Sanofi-Aventis SA                                         3,000,631
                                                                    ------------
                                                                    $ 10,135,614
                                                                    ------------
             Total Pharmaceuticals & Biotechnology                  $ 10,135,614
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                 Pioneer Global Equity Fund | Semiannual Report | 2/28/10     17

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
             BANKS -- 5.8%
             Diversified Banks -- 4.8%
   27,911    Societe Generale SA                                    $  1,540,105
   86,200    Sumitomo Mitsui Financial Group, Inc.*                    2,775,071
   99,584    Wells Fargo & Co.                                         2,722,627
                                                                    ------------
                                                                    $  7,037,803
--------------------------------------------------------------------------------
             Regional Banks -- 1.0%
  194,344    KeyCorp                                                $  1,389,560
                                                                    ------------
             Total Banks                                            $  8,427,363
--------------------------------------------------------------------------------
             DIVERSIFIED FINANCIALS -- 9.5%
             Asset Management & Custody Banks -- 1.4%
   69,946    The Bank of New York Mellon Corp.                      $  1,994,860
--------------------------------------------------------------------------------
             Diversified Capital Markets -- 3.5%
   56,455    CS Group AG                                            $  2,513,227
  193,712    UBS AG*                                                   2,669,841
                                                                    ------------
                                                                    $  5,183,068
--------------------------------------------------------------------------------
             Diversified Finance Services -- 1.0%
   35,877    JPMorgan Chase & Co.                                   $  1,505,758
--------------------------------------------------------------------------------
             Investment Banking & Brokerage -- 3.6%
   54,260    Lazard, Ltd.                                           $  1,949,562
  114,876    Morgan Stanley Co.                                        3,237,206
                                                                    ------------
                                                                    $  5,186,768
                                                                    ------------
             Total Diversified Financials                           $ 13,870,454
--------------------------------------------------------------------------------
             INSURANCE -- 1.9%
             Multi-Line Insurance -- 1.9%
   23,857    Allianz AG                                             $  2,754,445
                                                                    ------------
             Total Insurance                                        $  2,754,445
--------------------------------------------------------------------------------
             SOFTWARE & SERVICES -- 4.4%
             Home Entertainment Software -- 1.7%
  232,440    Activision, Inc.                                       $  2,470,837
--------------------------------------------------------------------------------
             Systems Software -- 2.7%
  140,110    Microsoft Corp.                                        $  4,015,552
                                                                    ------------
             Total Software & Services                              $  6,486,389
--------------------------------------------------------------------------------
             TECHNOLOGY HARDWARE & EQUIPMENT -- 8.6%
             Communications Equipment -- 2.1%
  123,164    Cisco Systems, Inc.*                                   $  2,996,580
--------------------------------------------------------------------------------
             Computer Hardware -- 2.5%
   72,373    Hewlett-Packard Co.                                    $  3,675,825
--------------------------------------------------------------------------------
             Computer Storage & Peripherals -- 1.8%
   65,312    Gemalto NV*                                            $  2,679,027
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18     Pioneer Global Equity Fund | Semiannual Report | 2/28/10

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
             Office Electronics -- 2.2%
   78,600    Canon, Inc.*                                           $  3,262,366
                                                                    ------------
             Total Technology Hardware & Equipment                  $ 12,613,798
--------------------------------------------------------------------------------
             SEMICONDUCTORS -- 0.6%
  111,912    CSR Plc*                                               $    811,695
                                                                    ------------
             Total Semiconductors                                   $    811,695
--------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES -- 4.4%
             Wireless Telecommunication Services -- 4.4%
  293,000    China Mobile, Ltd.                                     $  2,892,472
1,632,398    Vodafone Group Plc                                        3,529,067
                                                                    ------------
                                                                    $  6,421,539
                                                                    ------------
             Total Telecommunication Services                       $  6,421,539
--------------------------------------------------------------------------------
             UTILITIES -- 1.3%
             Independent Power Producer & Energy Traders -- 1.3%
  385,519    International Power Plc                                $  1,904,781
                                                                    ------------
             Total Utilities                                        $  1,904,781
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost $122,412,005)                                    $136,412,302
--------------------------------------------------------------------------------
             RIGHTS/WARRANTS -- 0.0%
             ENERGY -- 0.0%
             Integrated Oil & Gas -- 0.0%
   85,480    Royal Dutch Shell Plc, Expires 3/17/10*                $         --
                                                                    ------------
             Total Energy                                           $         --
--------------------------------------------------------------------------------
             TOTAL RIGHTS/WARRANTS
             (Cost $0)                                              $         --
--------------------------------------------------------------------------------
             TOTAL INVESTMENT IN SECURITIES -- 93.5%
             (Cost $122,412,005)(a)(b)                              $136,412,302
--------------------------------------------------------------------------------
             OTHER ASSETS AND LIABILITIES -- 6.5%                   $  9,455,773
--------------------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%                             $145,868,075
================================================================================

*    Non-income producing security.

(a) At February 28, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $124,667,091 was as follows:

     Aggregate gross unrealized gain for all investments in which there is an
       excess of value over tax cost                                             $16,823,291
     Aggregate gross unrealized loss for all investments in which there is an
       excess of tax cost over value                                              (5,078,080)
                                                                                 -----------
     Net unrealized gain                                                         $11,745,211
                                                                                 ===========

The accompanying notes are an integral part of these financial statements.

                 Pioneer Global Equity Fund | Semiannual Report | 2/28/10     19

(b) Distributions of investments by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

     United States                                                         52.1%
     France                                                                10.7
     United Kingdom                                                         9.2
     Japan                                                                  8.7
     Switzerland                                                            6.5
     People's Republic of China                                             2.1
     Germany                                                                2.0
     Canada                                                                 1.7
     Netherlands                                                            1.7
     Bermuda                                                                1.4
     Italy                                                                  1.4
     Paupa New Guinea                                                       1.3
     Spain                                                                  1.2
                                                                          -----
                                                                          100.0%
                                                                          =====

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2010 aggregated $47,699,829 and $62,853,922, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities
     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of February 28, 2010, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                           Level 1        Level 2        Level 3    Total
--------------------------------------------------------------------------------
Common Stocks              $75,410,826    $61,001,476        $--    $136,412,302
Rights/Warrants                     --             --         --              --
--------------------------------------------------------------------------------
Total                      $75,410,826    $61,001,476        $--    $136,412,302
================================================================================

The accompanying notes are an integral part of these financial statements.

20     Pioneer Global Equity Fund | Semiannual Report | 2/28/10

Statement of Assets and Liabilities | 2/28/10 (unaudited)

ASSETS:
  Investment in securities (cost $122,412,005)                          $136,412,302
  Cash                                                                     8,509,218
  Foreign currencies, at value (cost $3)                                           3
  Receivables --
   Investment securities sold                                              1,911,216
   Fund shares sold                                                           68,353
   Dividends and foreign taxes withheld                                      550,079
   Due from Pioneer Investment Management, Inc.                               49,531
  Other                                                                       39,241
------------------------------------------------------------------------------------
     Total assets                                                       $147,539,943
------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                      $  1,466,067
   Fund shares repurchased                                                    61,032
  Due to affiliates                                                           50,275
  Accrued expenses                                                            94,494
------------------------------------------------------------------------------------
     Total liabilities                                                  $  1,671,868
------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                       $144,349,568
  Undistributed net investment income                                        289,644
  Accumulated net realized loss on investments and foreign currency
   transactions                                                          (12,784,953)
  Net unrealized gain on investments                                      14,000,297
  Net unrealized gain on other assets and liabilities denominated in
   foreign currencies                                                         13,519
------------------------------------------------------------------------------------
     Total net assets                                                   $145,868,075
====================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $69,545,458/7,820,318 shares)                       $       8.89
  Class B (based on $7,188,798/818,674 shares)                          $       8.78
  Class C (based on $7,059,928/802,975 shares)                          $       8.79
  Class Y (based on $62,073,891/6,959,486 shares)                       $       8.92
MAXIMUM OFFERING PRICE:
  Class A ($8.89 [divided by] 94.25%)                                   $       9.43
====================================================================================

The accompanying notes are an integral part of these financial statements.

                 Pioneer Global Equity Fund | Semiannual Report | 2/28/10     21

Statement of Operations (unaudited)

For the Six Months Ended 2/28/10

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $57,423)                      $  1,298,114
  Interest                                                                           401
  Income from securities loaned, net                                               1,798
-----------------------------------------------------------------------------------------------------------
     Total investment income                                                                   $  1,300,313
-----------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                           $    562,674
  Transfer agent fees
   Class A                                                                       145,467
   Class B                                                                        32,715
   Class C                                                                        15,368
   Class Y                                                                           203
  Distribution fees
   Class A                                                                        90,343
   Class B                                                                        39,657
   Class C                                                                        36,369
  Shareholder communications expense                                              36,930
  Administrative reimbursements                                                   24,484
  Custodian fees                                                                   9,639
  Registration fees                                                               32,787
  Professional fees                                                               27,164
  Printing expense                                                                33,569
  Fees and expenses of nonaffiliated trustees                                      3,321
  Miscellaneous                                                                    6,800
-----------------------------------------------------------------------------------------------------------
     Total expenses                                                                            $  1,097,490
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                                 (209,754)
-----------------------------------------------------------------------------------------------------------
     Net expenses                                                                              $    887,736
-----------------------------------------------------------------------------------------------------------
       Net investment income                                                                   $    412,577
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                              $  8,164,613
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                           (14,799)      $  8,149,814
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized loss on:
   Investments                                                              $ (2,201,825)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                           (12,024)      $ (2,213,849)
-----------------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                                    $  5,935,965
-----------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                         $  6,348,542
===========================================================================================================

The accompanying notes are an integral part of these financial statements.

22     Pioneer Global Equity Fund | Semiannual Report | 2/28/10

Statements of Changes in Net Assets

For the Six Months Ended 2/28/10 and the Year Ended 8/31/09, respectively

--------------------------------------------------------------------------------------------------
                                                                   Six Months
                                                                   Ended
                                                                   2/28/10            Year Ended
                                                                   (unaudited)        8/31/09
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                              $    412,577       $    548,789
Net realized gain (loss) on investments and foreign currency
  transactions                                                        8,149,814         (1,552,317)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                              (2,213,849)        16,027,110
--------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations            $  6,348,542       $ 15,023,582
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.03 and $0.17 per share, respectively)               $   (203,492)      $    (46,039)
   Class B ($0.00 and $0.09 per share, respectively)                         --             (9,859)
   Class C ($0.00 and $0.06 per share, respectively)                         --             (5,821)
   Class Y ($0.05 and $0.00 per share, respectively)                   (372,349)                --
--------------------------------------------------------------------------------------------------
     Total distributions to shareowners                            $   (575,841)      $    (61,719)
--------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   $  5,099,758       $ 51,200,104
Shares issued in reorganization                                              --         79,492,220
Reinvestment of distributions                                           195,468             45,230
Cost of shares repurchased                                          (10,893,034)        (5,287,085)
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from Fund
     share transactions                                            $ (5,597,808)      $125,450,469
--------------------------------------------------------------------------------------------------
   Net increase in net assets                                      $    174,893       $140,412,332
NET ASSETS:
Beginning of period                                                 145,693,182          5,280,850
--------------------------------------------------------------------------------------------------
End of period                                                      $145,868,075       $145,693,182
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                $    289,644       $    452,908
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                 Pioneer Global Equity Fund | Semiannual Report | 2/28/10     23

------------------------------------------------------------------------------------------------
                                       '10 Shares     '10 Amount      '09 Shares    '09 Amount
                                       (unaudited)    (unaudited)
------------------------------------------------------------------------------------------------
Class A
Shares sold                             367,459       $ 3,304,708       214,960     $ 1,835,691
Shares issued in reorganization              --                --     8,186,988      64,513,465
Reinvestment of distributions            20,444           189,717         5,279          36,689
Less shares repurchased                (828,255)       (7,530,947)     (440,090)     (3,467,984)
------------------------------------------------------------------------------------------------
   Net increase (decrease)             (440,352)      $(4,036,522)    7,967,137     $62,917,861
================================================================================================
Class B
Shares sold                              45,578       $   405,104        41,804     $   332,016
Shares issued in reorganization              --                --       875,066       6,834,266
Reinvestment of distributions                --                --           769           5,315
Less shares repurchased                (171,057)       (1,539,298)     (109,953)       (825,824)
------------------------------------------------------------------------------------------------
   Net increase (decrease)             (125,479)      $(1,134,194)      807,686     $ 6,345,773
================================================================================================
Class C
Shares sold                              88,005       $   791,359        73,416     $   596,583
Shares issued in reorganization              --                --       767,395       6,001,025
Reinvestment of distributions                --                --           465           3,226
Less shares repurchased                (100,008)         (904,100)     (106,036)       (811,365)
------------------------------------------------------------------------------------------------
   Net increase (decrease)              (12,003)      $  (112,741)      735,240     $ 5,789,469
================================================================================================
Class Y
Shares sold                              67,102       $   598,587     6,744,576     $48,435,814
Shares issued in reorganization              --                --       271,325       2,143,464
Reinvestment of distributions               619             5,751            --              --
Less shares repurchased                (100,713)         (918,689)      (23,423)       (181,912)
------------------------------------------------------------------------------------------------
   Net increase (decrease)              (32,992)      $  (314,351)    6,992,478     $50,397,366
================================================================================================

The accompanying notes are an integral part of these financial statements.

24     Pioneer Global Equity Fund | Semiannual Report | 2/28/10

Financial Highlights

------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                        Ended         Year        Year          Year
                                                        2/28/10       Ended       Ended         Ended       12/15/05 (a)
                                                        (unaudited)   8/31/09     8/31/08       8/31/07     to 8/31/06
------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                    $  8.56       $ 10.42     $ 12.53       $ 11.18     $ 10.00
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                  $  0.02       $  0.07     $  0.14       $  0.08     $  0.07
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions            0.34         (1.76)      (1.38)         1.53        1.11
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations    $  0.36       $ (1.69)    $ (1.24)      $  1.61     $  1.18
Distribution to shareowners:
 Net investment income                                    (0.03)        (0.17)      (0.11)        (0.05)         --
 Net realized gain                                           --            --       (0.76)        (0.21)         --
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value              $  0.33       $ (1.86)    $ (2.11)      $  1.35     $  1.18
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  8.89       $  8.56     $ 10.42       $ 12.53     $ 11.18
========================================================================================================================
Total return*                                              4.14%       (15.83)%    (10.68)%       14.58%      11.80%(b)
Ratio of net expenses to average net assets+               1.30%**       1.30%       1.31%         1.30%       1.30%**
Ratio of net investment income to average net assets+      0.43%**       0.69%       1.30%         1.05%       1.42%**
Portfolio turnover rate                                      66%**        120%        137%           74%         35%(b)
Net assets, end of period (in thousands)                $69,545       $70,718     $ 3,060       $ 2,562     $   832
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                              1.66%**       2.25%       4.61%         6.11%      11.05%**
 Net investment income (loss)                              0.07%**      (0.26)%     (2.00)%       (3.76)%     (8.33)%**
Ratios with waiver of fees by the Adviser and
 reduction for fees paid indirectly:
 Net expenses                                              1.30%**       1.30%       1.30%         1.30%       1.30%**
 Net investment income                                     0.43%**       0.69%       1.31%         1.05%       1.42%**
========================================================================================================================


(a)  Class A shares were first publicly offered on December 15, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Global Equity Fund | Semiannual Report | 2/28/10    25

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Six Months
                                                                    Ended         Year        Year        Year
                                                                    2/28/10       Ended       Ended       Ended        12/15/05 (a)
                                                                    (unaudited)   8/31/09     8/31/08     8/31/07      to 8/31/06
------------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                $  8.47       $ 10.28     $ 12.37     $ 11.10      $10.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                       $ (0.02)      $ (0.02)    $  0.03     $  0.00(c)   $ 0.03
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                        0.33         (1.70)      (1.36)       1.49        1.07
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                $  0.31       $ (1.72)    $ (1.33)    $  1.49      $ 1.10
Distribution to shareowners:
 Net investment income                                                   --         (0.09)         --       (0.01)             --
 Net realized gain                                                       --            --       (0.76)      (0.21)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                          $ 0.31        $ (1.81)    $ (2.09)    $  1.27      $ 1.10
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $ 8.78        $  8.47     $ 10.28     $ 12.37      $11.10
====================================================================================================================================
Total return*                                                          3.66%       (16.57)%    (11.46)%     13.55%      11.00%(b)
Ratio of net expenses to average net assets+                           2.20%**       2.20%       2.21%       2.20%       2.20%**
Ratio of net investment income (loss) to average net assets+          (0.48)%**     (0.01)%      0.41%       0.12%       0.45%**
Portfolio turnover rate                                                  66%**        120%        137%         74%         35%(b)
Net assets, end of period (in thousands)                            $ 7,189       $ 7,994     $ 1,403     $ 1,200      $  549
Ratios with no waiver of fees and assumption of expenses by
 the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                          2.85%**       4.14%       5.37%       6.84%      11.40%**
 Net investment income (loss)                                         (1.13)%**     (1.95)%     (2.75)%     (4.52)%     (8.75)%**
Ratios with waiver of fees by the Adviser and reduction for
 fees paid indirectly:
 Net expenses                                                          2.20%**       2.20%       2.20%       2.20%       2.20%**
 Net investment income (loss)                                         (0.48)%**     (0.01)%      0.42%       0.12%       0.45%**
====================================================================================================================================

(a)  Class B shares were first publicly offered on December 15, 2005.
(b)  Not annualized.
(c)  Amount rounds to less than $0.01 per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

26    Pioneer Global Equity Fund | Semiannual Report | 2/28/10

------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                               Ended         Year          Year        Year
                                                               2/28/10       Ended         Ended       Ended      12/15/05 (a)
                                                               (unaudited)   8/31/09       8/31/08     8/31/07    to 8/31/06
------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                           $  8.48       $ 10.26       $ 12.39     $ 11.10    $ 10.00
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $ (0.02)      $ (0.04)      $  0.03     $  0.01    $  0.03
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                   0.33         (1.68)        (1.36)       1.49       1.07
------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations           $  0.31       $ (1.72)      $ (1.33)    $  1.50    $  1.10
Distribution to shareowners:
 Net investment income                                              --         (0.06)        (0.04)         --         --
 Net realized gain                                                  --            --         (0.76)      (0.21)        --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  0.31       $ (1.78)      $ (2.13)    $  1.29    $  1.10
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  8.79       $  8.48       $ 10.26     $ 12.39    $ 11.10
==============================================================================================================================
Total return*                                                     3.66%       (16.58)%      (11.47)%     13.65%     11.00%(b)
Ratio of net expenses to average net assets+                      2.20%**       2.20%         2.21%       2.20%      2.20%**
Ratio of net investment income (loss) to average net assets+     (0.47)%**      0.00%(c)      0.35%       0.12%      0.45%**
Portfolio turnover rate                                             66%**        120%          137%         74%        35%(b)
Net assets, end of period (in thousands)                       $ 7,060       $ 6,910       $   818     $   780    $   445
Ratios with no waiver of fees and assumption of expenses by
 the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                     2.47%**       3.76%         5.45%       6.70%     10.98%**
 Net investment income (loss)                                    (0.74)%**     (1.56)%       (2.89)%      4.38%     (8.33)%**
Ratios with waiver of fees by the Adviser and reduction for
 fees paid indirectly:
 Net expenses                                                     2.20%**       2.20%         2.20%       2.20%      2.20%**
 Net investment income (loss)                                    (0.47)%**      0.00%(c)      0.36%       0.12%      0.45%**
==============================================================================================================================

(a)  Class C shares were first publicly offered on December 15, 2005.
(b)  Not annualized.
(c)  Amount rounds to less than 0.01%.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Global Equity Fund | Semiannual Report | 2/28/10    27

-----------------------------------------------------------------------------------------------
                                                                     Six Months
                                                                     Ended
                                                                     2/28/10       12/31/08 (a)
                                                                     (unaudited)   to 8/31/09
-----------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period                                $  8.59       $  7.25
-----------------------------------------------------------------------------------------------
 Increase from investment operations:
  Net investment income                                              $  0.04       $  0.06
  Net realized and unrealized gain on investments and foreign
    currency transactions                                               0.34          1.28
-----------------------------------------------------------------------------------------------
    Net increase from investment operations                          $  0.38       $  1.34
 Distribution to shareowners:
  Net investment income                                                (0.05)           --
  Net realized gain                                                       --            --
-----------------------------------------------------------------------------------------------
 Net decrease in net asset value                                     $  0.33       $  1.34
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $  8.92       $  8.59
===============================================================================================
 Total return*                                                          4.44%        18.48%(b)
 Ratio of net expenses to average net assets+                           0.80%**      0.80%**
 Ratio of net investment income to average net assets+                  0.94%**       2.57%**
 Portfolio turnover rate                                                  66%**        120%
 Net assets, end of period (in thousands)                            $62,074       $60,071
 Ratios with no waiver of fees and assumption of expenses by the
  Adviser and no reduction for fees paid indirectly:
  Net expenses                                                          0.94%**       1.10%**
  Net investment income                                                 0.80%**       2.27%**
 Ratios with waiver of fees by the Adviser and reduction for fees paid indirectly:
  Net expenses                                                          0.80%**       0.80%**
  Net investment income                                                 0.94%**       2.57%**
===============================================================================================

(a)  Class Y shares were first publicly offered on December 31, 2008.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

28     Pioneer Global Equity Fund | Semiannual Report | 2/28/10

Notes to Financial Statements | 2/28/10 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer Global Equity Fund, formerly Pioneer Global Select Equity Fund (the
Fund), is one of four portfolios comprising Pioneer Series Trust V, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is non-diversified. The Fund commenced operations on December 15, 2005. The Fund's investment objective is to seek long-term capital growth.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Class Y shares were first publicly offered on December 31, 2008. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates and economic and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

                 Pioneer Global Equity Fund | Semiannual Report | 2/28/10     29

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

     The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that daily adjustments to the valuation of securities of non-U.S. issuers by an independent service using fair value methods is appropriate for the Fund.

     The Fund may also use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At February 28, 2010, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have

30     Pioneer Global Equity Fund | Semiannual Report | 2/28/10
     passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended August 31, 2009 was as follows:

--------------------------------------------------------------------------------
                                                                            2009
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                          $61,719
--------------------------------------------------------------------------------
   Total                                                                 $61,719
================================================================================

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2009:

--------------------------------------------------------------------------------
                                                                           2009
--------------------------------------------------------------------------------
Distributable earnings:
Undistributed ordinary income                                     $     445,713
Capital loss carryforward                                           (18,261,479)
Post-October loss deferred                                             (418,202)
Unrealized appreciation                                              13,979,774
--------------------------------------------------------------------------------
   Total                                                          $  (4,254,194)
================================================================================

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax basis adjustments on partnerships.

                 Pioneer Global Equity Fund | Semiannual Report | 2/28/10     31

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $5,433 in underwriting commissions on the sale of Class A shares during the six months ended February 28, 2010.

D.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

E.   Forward Foreign Currency Contracts

     The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

F.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

32     Pioneer Global Equity Fund | Semiannual Report | 2/28/10

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.

G.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required market value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of the next business day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $500 million, 0.70% of the next $500 million and 0.65% of the excess over $1 billion. For the six months ended February 28, 2010, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.75% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce the Fund's expenses to 1.30%, 2.20%, 2.20%, and 0.80% of the average daily net assets attributable to Class A, Class B, Class C and Class Y shares, respectively. These expense limitations are in effect through January 1, 2012 for Class A shares, and through January 1, 2011 for Class B, Class C and Class Y shares. There can be no assurance that

                 Pioneer Global Equity Fund | Semiannual Report | 2/28/10     33

PIM will extend the expense limitation agreement for a class of shares beyond the dates referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $10,618 in management fees, administrative costs and certain other reimbursements payable to PIM at February 28, 2010.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended February 28, 2010, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                  $28,402
Class B                                                                    3,911
Class C                                                                    4,365
Class Y                                                                      252
--------------------------------------------------------------------------------
   Total:                                                                $36,930
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $37,062 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at February 28, 2010.

4.   Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,595 in distribution fees payable to PFD at February 28, 2010.

34     Pioneer Global Equity Fund | Semiannual Report | 2/28/10

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended February 28, 2010, CDSCs in the amount of $4,257 were paid to PFD.

5.   Expense Offsets Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended February 28, 2010, the Fund's expenses were not reduced under such arrangements.

6.   Forward Foreign Currency Contracts

At February 28, 2010, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting contract. The average principal of contracts open during the six months ended February 28, 2010 was 3,829,398. At February 28, 2010, the Fund had no outstanding portfolio hedges or forward currency settlement contracts.

7.   Additional Disclosures about Derivative Instruments and Hedging Activities

The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2010 was as follows:

----------------------------------------------------------------------------------------------
Derivatives Not
Accounted For As
Hedging Instruments
Under Accounting
Codification Standards        Location of Gain or                        Realized Gain or
(ASC) 815 (formerly           (Loss) On Derivatives                      (Loss) on Derivatives
FASB Statement 133)           Recognized in Income                       Recognized in Income
----------------------------------------------------------------------------------------------
Foreign Exchange Contracts    Net realized loss on forward foreign       $(42,323)
                              currency contracts and other assets and
                              liabilities denominated in foreign
                              currencies

                 Pioneer Global Equity Fund | Semiannual Report | 2/28/10     35

8.   Reorganization Information

On June 12, 2009 ("Closing Date"), Pioneer Europe Select Equity Fund was reorganized into the Fund. This tax-free reorganization was accomplished by exchanging the assets and stated liabilities of Pioneer Europe Select Equity Fund for shares of Pioneer Global Equity Fund. Shareholders holding Class A, Class B, Class C, and Class Y shares of Pioneer Europe Select Equity Fund received Class A, Class B, Class C, and Class Y shares, respectively, of Pioneer Global Equity Fund in the reorganization. The following charts show the details of the reorganization as of that Closing Date:

-------------------------------------------------------------------------------------------
                                              Pioneer
                      Pioneer                 Europe Select           Pioneer
                      Global Equity Fund      Equity Fund             Global Equity Fund
                      (Pre-Reorganization)    (Pre-Reorganization)    (Post-Reorganization)
-------------------------------------------------------------------------------------------
Net Assets
Class A               $ 2,331,932             $64,513,465             $ 66,845,397
Class B               $   839,893             $ 6,834,266             $  7,674,159
Class C               $   769,563             $ 6,001,025             $  6,770,588
Class Y               $51,986,014             $ 2,143,464             $ 54,129,478
-------------------------------------------------------------------------------------------
Total Net Assets      $55,927,402             $79,492,220             $135,419,622
-------------------------------------------------------------------------------------------
Shares Outstanding
Class A                   296,057               3,317,346                8,483,045
Class B                   107,557                 390,827                  982,623
Class C                    98,420                 347,667                  865,815
Class Y                 6,581,640                 107,135                6,852,965
Shares Issued in
 Reorganization
Class A                                                                  8,186,988
Class B                                                                    875,066
Class C                                                                    767,395
Class Y                                                                    271,325

-------------------------------------------------------------------------------------------
                                              Unrealized              Accumulated
                                              Appreciation on         Loss on
                                              Closing Date            Closing Date
-------------------------------------------------------------------------------------------
Pioneer Europe Select Equity Fund             $498,448                $(83,331,962)

9.   Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through April 22, 2010 and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

36     Pioneer Global Equity Fund | Semiannual Report | 2/28/10

Approval of Investment Advisory Agreement (unaudited)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Global Equity Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2009 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2009, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in August 2009. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM in September 2009, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2009 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 10, 2009, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

                 Pioneer Global Equity Fund | Semiannual Report | 2/28/10     37

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one year period ended June 30, 2009 and in the third quintile of its Morningstar category for the three year period ended June 30, 2009. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees discussed the Fund's recent underperformance with PIM and were satisfied with the information presented by PIM with respect to the Fund's performance.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2009 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2009 was in the first quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client

38     Pioneer Global Equity Fund | Semiannual Report | 2/28/10
accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the difficult year in 2008 for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

                 Pioneer Global Equity Fund | Semiannual Report | 2/28/10     39

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

40     Pioneer Global Equity Fund | Semiannual Report | 2/28/10

Trustees, Officers and Service Providers

Trustees                        Officers
John F. Cogan, Jr., Chairman    John F. Cogan, Jr., President
David R. Bock                   Daniel K. Kingsbury, Executive
Mary K. Bush                      Vice President
Benjamin M. Friedman            Mark E. Bradley, Treasurer
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

                 Pioneer Global Equity Fund | Semiannual Report | 2/28/10     41

                            This page for your notes.

42     Pioneer Global Equity Fund | Semiannual Report | 2/28/10

                            This page for your notes.

                 Pioneer Global Equity Fund | Semiannual Report | 2/28/10     43

                            This page for your notes.

44     Pioneer Global Equity Fund | Semiannual Report | 2/28/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: www.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------
                     Pioneer High Income
                     Municipal Fund
--------------------------------------------------------------------------------
                     Semiannual Report | February 28, 2010
--------------------------------------------------------------------------------

                     Ticker Symbols:
                     Class A PIMAX
                     Class C HICMX
                     Class Y HIMYX

                     [LOGO]PIONEER
                           Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                           2
Portfolio Management Discussion                 4
Portfolio Summary                               7
Prices and Distributions                        8
Performance Update                              9
Comparing Ongoing Fund Expenses                12
Schedule of Investments                        14
Financial Statements                           22
Notes to Financial Statements                  29
Approval of Investment Advisory Agreement      35
Trustees, Officers and Service Providers       39



          Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain: unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

2     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

          Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     3

Portfolio Management Discussion | 2/28/10

After nearly two years of distress, high-yield municipal bonds have rallied strongly, as investors became attracted to the high tax-exempt income and potential for capital appreciation that these bonds provide. In the following interview, Timothy Pynchon, the Fund's lead portfolio manager, discusses the factors that affected the municipal bond market and the Fund's performance over the six-month period ended February 28, 2010.

Q How did the fund perform during the six-month period ended February 28, 2010?

A Pioneer High Income Municipal Fund's Class A shares produced a total return of 15.70% at net asset value over the six months ended February 28, 2010, while the Fund's benchmark, the Barclays Capital (formerly Lehman Brothers) High Yield Municipal Bond Index, returned 12.89%. Over the same period, the average return of the 118 funds in Lipper's High Yield Municipal Debt category was 9.61%.

     During the period, investors were rewarded with a relatively high level of dividend income. As of February 28, 2010, the Fund's Class A shares generated a 30-day SEC yield of 6.58%. The fund's current yield at net asset value was 7.39%, which translates into a taxable equivalent yield of 11.37%, based on the maximum Federal income tax rate of 35%. About 21% of the Fund's investments were subject to the Federal Alternative Minimum Tax. The Fund held 123 issues in 30 states.

Q What was the investment environment like during the six months ended February 28, 2010?

A The tax-exempt municipal bond market continued to move beyond the credit crisis in an environment of improved economic growth. New bond issuance was strong and investment was robust, as market participants quickly gravitated toward the compelling tax-exempt yields and potential for capital appreciation that municipal bonds offered. Concerns about potentially higher taxes in the wake of an economic recovery also drove investors to the municipal bond market. Over the six-month period, the investment backdrop was positive for the Fund.

Q    How did you manage the Fund during the six months ended February 28, 2010?

A We did not make any big changes to the Fund's portfolio over the six months. The Fund's biggest positions were in health care (35.4% of net assets), transportation (21.6% of net assets) and tobacco bonds (14.2% of net assets) as of February 28, 2010.

4     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10

     In 2009, we began taking advantage of the high yields and low prices offered by bonds that had fallen out of favor with investors in the poor economic environment. Tobacco and airline bonds were particularly attractive. Among tobacco bonds, we added Buckeye Ohio Tobacco Settlement Bonds, Golden State Tobacco Securitization Corporation and Michigan Tobacco Settlement Finance Authority to the Fund during the period. In the airline sector, we invested the Fund in Jet Blue, American, Delta and Continental. We believe that business prospects are good for the airline industry in general, but we felt that those companies were the strongest. The airlines we favored had cut costs, taken capacity out of their systems, had access to the credit markets, and healthy balance sheets. By making those additions to the portfolio, the Fund was well-positioned to participate in the high-yield municipal bond rally that took place in the late summer and early fall of 2009. Since that time, we have continued to invest the Fund in those sectors.

     During the six-month period, we maintained the Fund's emphasis on revenue bonds, which rely upon revenues from the particular asset the bond was issued to finance in order to make principal and interest payments to investors. For example, a bond issued to fund a continuing care retirement community is backed by the revenue that accrues from users of that facility. The Fund held no general obligation bonds, the interest and principal payments of which are guaranteed by the full financial resources and taxing power of the municipalities that issue them. Also, we did not invest the Fund in DIRT bonds, the colloquial term for securities that are secured by land values or unimproved property. In addition, we were very selective in adding bonds to the portfolio, and so the Fund had a very manageable default rate.

Q    What is your outlook?

A We are positive in our outlook for the high-yield municipal bond market and for the Fund. We have positioned the Fund's portfolio for an economic recovery and for potentially higher interest rates, and higher tax rates, which should drive demand for tax-exempt securities. We believe the new "Build America Bonds," which are taxable municipal debt instruments subsidized by the U.S Treasury, are likely to have an indirect benefit for high-yield tax-exempt securities. Strong new issuance of "Build America Bonds" should reduce the issuance of tax-exempt bonds, perpetuating a shortage of supply to the tax-exempt market in general. We believe the supply/demand imbalance could drive up the prices of high-yield municipal bonds and should benefit the Fund.

          Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     5

Please refer to the Schedule of Investments on pages 14-21 for a full listing of Fund securities.

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. The Fund may invest in securities of issuers that are in default or that are in bankruptcy.

A portion of the Fund's income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. The Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer. By investing primarily in municipal securities, the Fund is more susceptible to adverse economic, political or regulatory developments than is a fund that invests more broadly.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is not a guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.

6     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10

Portfolio Summary | 2/28/10

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

AAA                                                                         1.9%
Commercial Paper                                                            3.1%
A                                                                           3.6%
BBB                                                                        18.3%
BB & Lower                                                                 73.1%

Maturity Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

0-1 years                                                                   3.1%
1-3 years                                                                   5.0%
3-6 years                                                                  11.1%
6-8 years                                                                  14.2%
8-10 years                                                                 15.5%
10+ years                                                                  51.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

 1. Clayton County Development Authority, 8.75%, 6/1/29                     2.78%
 2. Chicago Illinois O'Hare International Airport, 5.5%, 12/1/30            2.50
 3. New York City Industrial, 6.9%, 8/1/24                                  1.99
 4. Kirkwood Industrial, 8.25%, 5/15/45                                     1.98
 5. Tobacco Settlement Financing Corp., 5.0%, 6/1/41                        1.96
 6. Tobacco Securitization Authority Southern California, 5.125%, 6/1/46    1.96
 7. Houston Texas Airport Revenue, 6.75%, 7/1/29                            1.91
 8. Massachusetts State Development Finance Agency, 5.75%, 1/1/42           1.90
 9. Golden State Tobacco Security Corp., 5.75%, 6/1/47                      1.89
10. Buckeye Ohio Tobacco Settlment, 6.5%, 6/1/47                            1.80

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

          Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     7

Prices and Distributions | 2/28/10

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class                                     2/28/10                        8/31/09
--------------------------------------------------------------------------------
  A                                        $ 7.63                         $ 6.84
--------------------------------------------------------------------------------
  C                                        $ 7.62                         $ 6.83
--------------------------------------------------------------------------------
  Y                                        $ 7.54                         $ 6.80
--------------------------------------------------------------------------------

Distributions per Share: 9/1/09-2/28/10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                Net Investment      Short-Term       Long-Term
Class                               Income        Capital Gains    Capital Gains
--------------------------------------------------------------------------------
  A                                $ 0.2770           $ --             $ --
--------------------------------------------------------------------------------
  C                                $ 0.2433           $ --             $ --
--------------------------------------------------------------------------------
  Y                                $ 0.2801           $ --             $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Barclays Capital (formerly Lehman Brothers) High Yield Municipal Bond Index measures the performance of the high-yield municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts shown on pages 9-11.

8     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10

Performance Update | 2/28/10                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer High Income Municipal Fund at public offering price, compared to that of the Barclays Capital High Yield Municipal Bond Index.

Average Annual Total Returns
(As of February 28, 2010)
--------------------------------------------------------------------------------
                                                  Net Asset      Public Offering
Period                                            Value (NAV)    Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(10/17/06)                                        -1.36%         -2.70%
1 Year                                            33.05          27.11
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2009)
--------------------------------------------------------------------------------
                                                  Gross          Net
--------------------------------------------------------------------------------
                                                  1.28%          0.90%
-----------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer High Income         Barclays Capital High
                              Municipal Fund          Yield Municipal Bond Index
10/06                            $ 9,550                        $10,000
2/07                             $ 9,909                        $10,101
2/08                             $ 8,948                        $ 9,578
2/09                             $ 6,836                        $10,208
2/10                             $ 9,095                        $10,150

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

          Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     9

Performance Update | 2/28/10                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Income Municipal Fund, compared to that of the Barclays Capital High Yield Municipal Bond Index.

Average Annual Total Returns
(As of February 28, 2010)
--------------------------------------------------------------------------------
                                                  If             If
Period                                            Held           Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(10/17/06)                                        -2.31%         -2.31%
1 Year                                            31.86          31.86
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2009)
--------------------------------------------------------------------------------
                                                  Gross          Net
--------------------------------------------------------------------------------
                                                  1.98%          1.80%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer High Income         Barclays Capital High
                              Municipal Fund          Yield Municipal Bond Index
10/06                            $10,000                        $10,000
2/07                             $10,329                        $10,101
2/08                              $9,219                         $9,578
2/09                              $6,990                        $10,208
2/10                              $9,217                        $10,150

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitation currently in effect through 1/1/11 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

10     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10

Performance Update | 2/28/10                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Income Municipal Fund, compared to that of the Barclays Capital High Yield Municipal Bond Index.

Average Annual Total Returns
(As of February 28, 2010)
--------------------------------------------------------------------------------
                                                  If             If
Period                                            Held           Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(10/17/06)                                        -1.72%         -1.72%
1 Year                                            32.35          32.35
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2009)
--------------------------------------------------------------------------------
                                                  Gross          Net
--------------------------------------------------------------------------------
                                                  1.04%          1.04%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer High Income         Barclays Capital High
                              Municipal Fund          Yield Municipal Bond Index
10/06                            $10,000                        $10,000
2/07                             $10,374                        $10,101
2/08                              $9,288                         $9,578
2/09                              $7,104                        $10,208
2/10                              $9,403                        $10,150

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     11

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer High Income Municipal Fund

Based on actual returns from September 1, 2009 through February 28, 2010.

--------------------------------------------------------------------------------
Share Class                                   A             C             Y
--------------------------------------------------------------------------------
Beginning Account                         $ 1,000.00    $ 1,000.00    $ 1,000.00
Value on 9/1/09
--------------------------------------------------------------------------------
Ending Account                            $ 1,157.00    $ 1,152.20    $ 1,151.10
Value on 2/28/10
--------------------------------------------------------------------------------
Expenses Paid                             $     4.81    $     9.39    $     3.95
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.76% and 0.74% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the half year period).

12     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer High Income Municipal Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from September 1, 2009 through February 28, 2010.

--------------------------------------------------------------------------------
Share Class                                   A             C             Y
--------------------------------------------------------------------------------
Beginning Account Value                   $ 1,000.00    $ 1,000.00    $ 1,000.00
on 9/1/09
--------------------------------------------------------------------------------
Ending Account Value                      $ 1,020.43    $ 1,016.07    $ 1,021.12
on 2/28/10
--------------------------------------------------------------------------------
Expenses Paid                             $     4.51    $     8.80    $     3.71
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.76% and 0.74% for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the half year period).

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     13

Schedule of Investments | 2/28/10 (unaudited)

-------------------------------------------------------------------------------------------------
Principal     Floating   S&P/Moody's
Amount        Rate (c)   Ratings                                                     Value
-------------------------------------------------------------------------------------------------
                                       MUNICIPAL BONDS -- 95.2%
                                       No State -- 0.4%
$ 1,175,000      12.00         NR/NR   Non-Profit Preferred Funding, Various
                                       States, Floating Rate Note, 9/15/37           $    908,357
                                                                                     ------------
                                                                                     $    908,357
-------------------------------------------------------------------------------------------------
                                       Alabama -- 1.1%
    925,000                    NR/NR   Huntsville-Redstone, 5.5%, 1/1/43             $    689,615
  2,000,000                    NR/NR   Huntsville-Redstone, 6.875%, 1/1/43              1,820,520
                                                                                     ------------
                                                                                     $  2,510,135
-------------------------------------------------------------------------------------------------
                                       Arizona -- 1.1%
    750,000                    NR/NR   Pima County Arizona, 8.5%, 7/1/39             $    788,318
  2,000,000                    NR/NR   Pima County Arizona Development
                                       Authority, 7.0%, 1/1/38                          1,773,820
                                                                                     ------------
                                                                                     $  2,562,138
-------------------------------------------------------------------------------------------------
                                       California -- 10.0%
  1,000,000                   BBB/NR   California Statewide Communities
                                       Development Authority, 7.25%, 11/15/41        $  1,062,910
  2,000,000                    NR/NR   California Statewide Communities,
                                       7.5%, 6/1/42                                     2,012,900
    334,656                    NR/NR   California Statewide, 9.0%, 12/1/38                 65,760
  1,500,000                    NR/NR   City of Alhambra California,
                                       7.625%, 1/1/40                                   1,509,765
 83,415,000                    BB/NR   Golden State Tobacco Securitization Co.,
                                       0.0%, 6/1/47                                     3,148,082
  1,500,000                 BBB/Baa3   Golden State Tobacco Security Corp.,
                                       5.125%, 6/1/47                                   1,003,545
  5,750,000                 BBB/Baa3   Golden State Tobacco Security Corp.,
                                       5.75%, 6/1/47                                    4,218,948
  2,000,000                  B-/Caa2   Los Angeles California Revenue,
                                       7.5%, 12/1/24                                    1,987,500
  5,000,000                    NR/WR   Pittsburg Redevelopment, 0.0%, 8/1/28            1,516,250
  9,145,000                    NR/WR   Pittsburg Redevelopment, 0.0%, 8/1/30            2,365,171
  6,500,000                 BBB/Baa3   Tobacco Securitization Authority Southern
                                       California, 5.125%, 6/1/46                       4,353,440
    400,000                     C/NR   Valley Health Systems California,
                                       6.5%, 5/15/25                                      219,960
                                                                                     ------------
                                                                                     $ 23,464,231
-------------------------------------------------------------------------------------------------
                                       Colorado -- 3.1%
  1,000,000                  B-/Caa2   City & County of Denver, 5.75%, 10/1/32       $    806,180
  1,075,000                    NR/NR   Colorado Educational, 5.625%, 12/1/36              844,595
  2,500,000                   BB/Ba2   Colorado Health Facilities Authority,
                                       5.75%, 1/1/37                                    2,113,125
  1,000,000                    NR/NR   Colorado Springs Colorado Urban,
                                       7.0%, 12/1/29                                      880,730

The accompanying notes are an integral part of these financial statements.

14     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10

-------------------------------------------------------------------------------------------------
Principal     Floating   S&P/Moody's
Amount        Rate (c)   Ratings                                                      Value
-------------------------------------------------------------------------------------------------
                                       Colorado -- (continued)
$ 3,940,000                   BBB/NR   Denver Health & Hospital,
                                       1.333%, 12/1/33                               $  2,720,570
                                                                                     ------------
                                                                                     $  7,365,200
-------------------------------------------------------------------------------------------------
                                       Connecticut -- 0.9%
  2,000,000                    NR/NR   Town of Hamden Connecticut,
                                       7.75%, 1/1/43                                 $  2,074,220
                                                                                     ------------
                                                                                     $  2,074,220
-------------------------------------------------------------------------------------------------
                                       Florida -- 5.9%
  1,000,000                    NR/NR   Greater Orlando Aviation Authority,
                                       6.375%, 11/15/26                              $    888,260
  3,500,000                    NR/NR   Greater Orlando Aviation Authority,
                                       6.5%, 11/15/36                                   3,031,385
  1,380,000                    NR/NR   Hillsborough County Florida Development,
                                       6.75%, 7/1/29                                    1,276,348
  4,200,000                    BB/NR   Lee County Florida Industrial Development
                                       Authority, 5.375%, 6/15/37                       3,149,538
  1,965,000                    NR/NR   Liberty County Florida, 8.25%, 7/1/28            1,684,653
  1,000,000                    NR/NR   Miami Beach Florida Health Facilities,
                                       5.375%, 11/15/28                                   823,640
  1,000,000                   NR/Ba2   Miami Beach Florida Health Facilities,
                                       6.75%, 11/15/21                                  1,005,860
  1,890,000                   NR/Ba2   Miami Beach Health Facilities Authority,
                                       6.7%, 11/15/19                                   1,900,244
                                                                                     ------------
                                                                                     $ 13,759,928
-------------------------------------------------------------------------------------------------
                                       Georgia -- 4.9%
  6,000,000                CCC+/CAA1   Clayton County Development Authority,
                                       8.75%, 6/1/29                                 $  6,196,560
  3,500,000                CCC+/CAA1   Clayton County Development Authority,
                                       9.0%, 6/1/35                                     3,542,175
    500,000                    NR/NR   Fulton County Georgia Water and Sewer
                                       Revenue, 5.0%, 7/1/27                              371,900
  2,000,000                    NR/NR   Fulton County Georgia Water and Sewer
                                       Revenue, 5.125%, 7/1/42                          1,325,260
                                                                                     ------------
                                                                                     $ 11,435,895
-------------------------------------------------------------------------------------------------
                                       Hawaii -- 1.1%
  1,500,000                    NR/NR   Hawaii State Department Budget,
                                       7.5%, 11/15/15                                $  1,519,875
  1,000,000                    NR/NR   Hawaii State Department Budget,
                                       9.0%, 11/15/44                                   1,081,210
                                                                                     ------------
                                                                                     $  2,601,085
-------------------------------------------------------------------------------------------------
                                       Iowa -- 2.0%
  2,000,000                    NR/NR   Iowa Finance Authority Senior Housing,
                                       5.625%, 12/1/45                             $  1,231,880

The accompanying notes are an integral part of these financial statements.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     15

-------------------------------------------------------------------------------------------------
Principal     Floating   S&P/Moody's
Amount        Rate (c)   Ratings                                                     Value
-------------------------------------------------------------------------------------------------
                                       Iowa -- (continued)
$ 3,250,000                    BB/NR   Iowa Finance Authority, 5.5%, 11/15/37        $  2,114,353
  1,455,000                    NR/NR   Iowa Financing Authority,
                                       5.0%, 11/15/12                                   1,355,638
                                                                                     ------------
                                                                                     $  4,701,871
-------------------------------------------------------------------------------------------------
                                       Illinois -- 7.0%
  8,000,000                  NR/Caa2   Chicago Illinois O'Hare International
                                       Airport, 5.5%, 12/1/30                        $  5,574,160
  5,000,000                    NR/NR   Illinois Finance Authority,
                                       5.625%, 2/15/37                                  3,953,550
  1,500,000                    BB/NR   Illinois Finance Authority,
                                       6.25%, 11/15/35                                  1,300,350
    500,000                    NR/NR   Illinois Finance Authority, 7.0%, 12/1/37          139,900
  1,000,000                    NR/NR   Illinois Finance Authority, 7.0%, 12/1/42          279,800
  3,875,000                    NR/NR   Southwestern Illinois Development
                                       Authority Revenue, 5.625%, 11/1/26               2,740,361
  2,500,000                    NR/NR   Southwestern Illinois Development
                                       Authority Revenue, 6.625%, 6/1/37                2,269,325
                                                                                     ------------
                                                                                     $ 16,257,446
-------------------------------------------------------------------------------------------------
                                       Indiana -- 2.5%
  3,500,000                    NR/NR   City of Crown Point, 8.0%, 11/15/39           $  3,448,585
    715,000                  B+/Caa1   City of East Chicago, 5.5%, 9/1/28                 560,553
  2,015,000                    NR/NR   St. Joseph County Industrial Educational,
                                       6.0%, 5/15/38                                    1,790,670
                                                                                     ------------
                                                                                     $  5,799,808
-------------------------------------------------------------------------------------------------
                                       Massachusetts -- 7.7%
  1,750,000                    NR/NR   Massachusetts Development Finance
                                       Agency, 5.5%, 11/15/22                        $  1,433,635
  3,000,000                    NR/NR   Massachusetts Development Finance
                                       Agency, 5.75%, 11/15/35                          2,184,300
  1,000,000                    NR/NR   Massachusetts Development Finance
                                       Agency, 5.75%, 11/15/42                            707,400
  2,500,000                    NR/NR   Massachusetts Development Finance
                                       Agency, 7.25%, 6/1/16                            2,502,275
    500,000                    NR/NR   Massachusetts Development Finance
                                       Agency, 7.5%, 6/1/29                               498,450
  1,000,000                    NR/NR   Massachusetts Development Finance
                                       Agency, 7.875%, 6/1/44                             996,630
    500,000                   BBB/NR   Massachusetts Development Finance
                                       Agency, 8.0%, 4/15/39                              552,535
  3,990,000                    NR/WR   Massachusetts State Development
                                       Finance Agency, 5.75%, 1/1/42                    4,232,472
  2,000,000                    NR/NR   Massachusetts State Development
                                       Finance Agency, 6.75%, 10/25/37                  1,734,840

The accompanying notes are an integral part of these financial statements.

16     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10

-------------------------------------------------------------------------------------------------
Principal     Floating   S&P/Moody's
Amount        Rate (c)   Ratings                                                     Value
-------------------------------------------------------------------------------------------------
                                       Massachusetts -- (continued)
$ 3,500,000                    NR/NR   Massachusetts State Health,
                                       6.5%, 1/15/38                                 $  3,089,170
                                                                                     ------------
                                                                                     $ 17,931,707
-------------------------------------------------------------------------------------------------
                                       Maine -- 0.4%
  1,000,000                    NR/B2   Town of Rumford Maine,
                                       6.875%, 10/1/26                               $    820,760
                                                                                     ------------
                                                                                     $    820,760
-------------------------------------------------------------------------------------------------
                                       Michigan -- 3.1%
    160,000                    NR/NR   Doctor Charles Drew Academy,
                                       5.7%, 11/1/36                                 $     98,350
  3,000,000                  BBB-/NR   Flint Michigan International Academy,
                                       5.75%, 10/1/37                                   2,550,690
  1,450,000                    NR/NR   Michigan Public Educational Facilities
                                       Authority Revenue, 5.875%, 6/1/37                1,087,123
  1,000,000                  BBB-/NR   Michigan Public Educational Facilities
                                       Authority Revenue, 6.5%, 9/1/37                    939,310
    500,000                  BBB-/NR   Michigan Public Educational Facilities
                                       Authority, 8.75%, 9/1/39                           554,585
  2,750,000                    NR/NR   Michigan State Hospital Finance Authority,
                                       5.5%, 11/15/35                                   2,116,510
                                                                                     ------------
                                                                                     $  7,346,568
-------------------------------------------------------------------------------------------------
                                       Minnesota -- 1.0%
  1,500,000                    NR/NR   City of Brooklyn Parks Department,
                                       9.25%, 3/1/39                                 $  1,629,075
    750,000                    NR/B2   City of International Falls Minnesota,
                                       6.85%, 12/1/29                                     603,893
                                                                                     ------------
                                                                                     $  2,232,968
-------------------------------------------------------------------------------------------------
                                       Missouri -- 2.1%
  4,500,000                    NR/NR   Kirkwood Industrial, 8.25%, 5/15/45           $  4,398,300
    500,000                    NR/Ca   St. Louis Missouri Development Authority,
                                       7.2%, 12/15/28                                     165,095
  1,260,000                    NR/Ca   St. Louis Missouri Industrial Development
                                       Revenue, 7.25%, 12/15/35                           415,989
                                                                                     ------------
                                                                                     $  4,979,384
-------------------------------------------------------------------------------------------------
                                       Montana -- 0.5%
  2,215,000                    NR/NR   Hardin Montana Tax Increment,
                                       0.0%, 9/1/31                                  $  1,212,978
                                                                                     ------------
                                                                                     $  1,212,978
-------------------------------------------------------------------------------------------------
                                       Nebraska -- 0.7%
  3,250,000                    NR/NR   Grand Island Nebraska Solid Waste,
                                       7.0%, 6/1/23                                  $  1,635,238
                                                                                     ------------
                                                                                     $  1,635,238
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     17

-------------------------------------------------------------------------------------------------
Principal     Floating   S&P/Moody's
Amount        Rate (c)   Ratings                                                     Value
-------------------------------------------------------------------------------------------------
                                       New Jersey -- 3.5%
$   470,000                    NR/NR   New Jersey Economic Development
                                       Authority, 5.875%, 1/1/37                     $    387,797
  3,000,000                     B/B3   New Jersey Economic Development
                                       Authority, 6.25%, 9/15/19                        2,809,350
  8,400,000                    BB/NR   Tobacco Settlement Financing Corp.,
                                       0.0%, 6/1/41                                       540,624
  6,435,000                 BBB/Baa3   Tobacco Settlement Financing Corp.,
                                       5.0%, 6/1/41                                     4,362,801
                                                                                     ------------
                                                                                     $  8,100,572
-------------------------------------------------------------------------------------------------
                                       New Mexico -- 0.5%
  1,000,000                    NR/NR   County of Otero New Mexico,
                                       8.25%, 12/1/23                                $  1,011,120
    255,000                    NR/NR   Otero County New Mexico Jail Project
                                       Revenue, 6.0%, 4/1/23                              210,084
                                                                                     ------------
                                                                                     $  1,221,204
-------------------------------------------------------------------------------------------------
                                       New York -- 5.0%
  3,000,000                    NR/NR   Erie County New York, 6.0%, 11/15/36          $  2,275,710
  1,000,000                    NR/NR   Nassau County Industrial Development,
                                       6.7%, 1/1/43                                       900,480
  3,000,000                  B-/Caa3   New York City Industrial, 5.0%, 5/15/20          2,524,080
  5,600,000                CCC+/Caa2   New York City Industrial, 6.9%, 8/1/24           4,431,504
  2,000,000                  B-/Caa3   New York City Transportation Finance,
                                       5.125%, 5/15/30                                  1,509,180
                                                                                     ------------
                                                                                     $ 11,640,954
-------------------------------------------------------------------------------------------------
                                       Ohio -- 6.6%
  4,870,000                 BBB/Baa3   Buckeye Ohio Tobacco Settlment,
                                       6.5%, 6/1/47                                  $  4,005,185
  2,000,000                 BBB/Baa3   Buckeye Tobacco Settlement,
                                       5.75%, 6/1/34                                    1,603,740
  1,065,000                    NR/NR   Tuscarawas County Ohio Hospital,
                                       6.35%, 11/1/37                                     952,227
 55,000,000                    NR/NR   Buckeye Tobacco Settlement Finance,
                                       0.0%, 6/1/47                                     2,335,300
  1,970,000                 BBB/Baa3   Buckeye Tobacco Settlement Financing
                                       Authority, 5.875%, 6/1/47                        1,474,565
  4,000,000                  CCC+/B3   Cleveland Ohio Airport Revenue,
                                       5.375%, 9/15/27                                  3,103,080
  1,510,000                  B+/Caa1   Ohio State Pollution Control Revenue,
                                       5.6%, 8/1/32                                     1,172,394
  1,020,000                  B+/Caa1   Ohio State Pollution Control Revenue,
                                       5.65%, 3/1/33                                      795,243
                                                                                     ------------
                                                                                     $ 15,441,734
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10

-------------------------------------------------------------------------------------------------
Principal     Floating   S&P/Moody's
Amount        Rate (c)   Ratings                                                     Value
-------------------------------------------------------------------------------------------------
                                       Oklahoma -- 0.0%
$   100,000                    BB/NR   Jackson County Oklahoma Memorial
                                       Hospital, 7.3%, 8/1/15                        $    100,061
                                                                                     ------------
                                                                                     $    100,061
-------------------------------------------------------------------------------------------------
                                       Pennsylvania -- 1.0%
  2,900,000                  B+/Caa1   Pennsylvania Economic Development
                                       Financing Authority, 6.0%, 6/1/31             $  2,364,428
                                                                                     ------------
                                                                                     $  2,364,428
-------------------------------------------------------------------------------------------------
                                       Rhode Island -- 0.9%
  2,100,000                    NR/NR   Central Falls Rhode Island Detention
                                       Facility Corp., 7.25%, 7/15/35                $  1,799,427
 17,200,000                    BB/NR   Tobacco Settlement, 0.0%, 6/1/52                   378,056
                                                                                     ------------
                                                                                     $  2,177,483
-------------------------------------------------------------------------------------------------
                                       Texas -- 16.2%
  1,500,000       9.13     CCC+/Caa2   Dallas-Fort Worth Texas International
                                       Airport, Floating Rate Note, 5/1/29           $  1,421,430
    470,000                CCC+/Caa2   Dallas-Fort Worth Texas International
                                       Airport, 6.0%, 11/1/14                             425,627
  2,900,000                CCC+/Caa2   Dallas-Fort Worth Texas International
                                       Airport Revenue, 6.375%, 5/1/35                  2,052,301
  5,600,000                  CCC+/NR   Dallas-Fort Worth International Airport,
                                       5.5%, 11/1/30                                    3,612,448
    248,873                    NR/NR   Gulf Coast Waste Disposal Authority Texas
                                       Revenue, 7.0%, 12/1/36                              48,903
 12,905,000                   A/Baa1   Harris County-Houston, 0.0%, 11/15/29            3,229,347
  5,000,000                   A/Baa1   Harris County-Houston Sports,
                                       0.0%, 11/15/31                                   1,087,200
  2,500,000                    NR/NR   HFDC of Central Texas, 7.75%, 11/15/44           2,480,200
  4,500,000                  CCC+/B3   Houston Texas Airport Revenue,
                                       6.75%, 7/1/29                                    4,248,180
  1,740,000                    NR/NR   Maverick County Texas Public Facilities,
                                       6.25%, 2/1/24                                    1,489,475
    300,000                    NR/NR   Maverick County Texas Public Facilities,
                                       6.375%, 2/1/29                                     246,801
  4,000,000                    NR/NR   Tarrant County Cultural Educational
                                       Facilities Finance, 8.25%, 11/15/44              3,896,720
    500,000                  BBB-/NR   Tarrant County Cultural Educational
                                       Facilities Finance, 7.75%, 6/1/39                  538,945
  1,000,000                    BB/NR   Texas Midwest Public Facility Corp.,
                                       9.0%, 10/1/30                                    1,036,190
  3,000,000                    NR/NR   Travis County Health Facilities,
                                       7.1249%, 11/1/40                                 3,004,020
  2,000,000                    NR/NR   Travis County Health Facilities,
                                       8.125%, 11/15/39                                 1,959,680
  4,000,000                    NR/NR   Travis County Health Facilities,
                                       8.25%, 11/15/44                                  3,934,040

The accompanying notes are an integral part of these financial statements.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     19

-------------------------------------------------------------------------------------------------
Principal     Floating   S&P/Moody's
Amount        Rate (c)   Ratings                                                     Value
-------------------------------------------------------------------------------------------------
                                       Texas -- (continued)
$ 3,760,000                    NR/NR   Willacy County Texas Local Government,
                                       6.875%, 9/1/28                                $  3,270,034
                                                                                     ------------
                                                                                     $ 37,981,541
-------------------------------------------------------------------------------------------------
                                       Utah -- 0.5%
  1,400,000                    NR/NR   Spanish Fork City Utah Charter,
                                       5.7%, 11/15/36 (144A)                         $  1,112,146
                                                                                     ------------
                                                                                     $  1,112,146
-------------------------------------------------------------------------------------------------
                                       Virginia -- 1.8%
 53,095,000                    BB/NR   Tobacco Settlement Financing,
                                       0.0%, 6/1/47                                  $  2,137,074
  3,000,000                 BBB/Baa3   Tobacco Settlement Financing Corp.,
                                       5.0%, 6/1/47                                     2,050,440
                                                                                     ------------
                                                                                     $  4,187,514
-------------------------------------------------------------------------------------------------
                                       Washington -- 2.7%
  2,500,000                    NR/NR   Port Seattle Washington Revenue,
                                       6.75%, 7/1/29                                 $  2,501,375
  1,250,000                    NR/NR   Washington State Housing,
                                       5.25%, 1/1/17                                    1,090,738
  1,000,000                    NR/NR   Washington State Housing Finance,
                                       5.625%, 1/1/27                                     766,350
  2,750,000                    NR/NR   Washington State Housing Finance,
                                       5.625%, 1/1/38                                   1,958,825
                                                                                     ------------
                                                                                     $  6,317,288
-------------------------------------------------------------------------------------------------
                                       Wisconsin -- 1.0%
    580,000                    NR/NR   Aztalan Wisconsin Exempt Facility
                                       Revenue, 7.5%, 5/1/18                         $     79,924
  1,750,000                    BB/NR   Wisconsin Health & Educational,
                                       7.625%, 9/15/39                                  1,806,964
    500,000                   BB-/NR   Wisconsin Health & Educational Facilities
                                       Authority, 7.25%, 9/15/29                          510,145
                                                                                     ------------
                                                                                     $  2,397,033
-------------------------------------------------------------------------------------------------
                                       TOTAL MUNICIPAL BONDS
                                       (Cost $221,061,813)                           $222,641,875
-------------------------------------------------------------------------------------------------
                                       TOTAL INVESTMENT IN SECURITIES -- 95.2%
                                       (Cost $221,061,813) (a)(b)                    $222,641,875
-------------------------------------------------------------------------------------------------
                                       OTHER ASSETS AND LIABILITIES -- 4.8%          $ 11,190,866
-------------------------------------------------------------------------------------------------
                                       TOTAL NET ASSETS -- 100.0%                    $233,832,741
=================================================================================================

NR     Security is not rated by either S&P or Moody's.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2010, the value of these securities amounted to $1,112,146 or 0.5% of total net assets.

The accompanying notes are an integral part of these financial statements.

20     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10

(a) The concentration of investments by type of obligation/market sector is as follows:

       Revenue Bonds:
       Health Revenue                                                       35.4%
       Special Revenue                                                      14.2
       Reserves                                                              3.1
       Various Revenues                                                      9.3
       Transportation Revenue                                               21.6
       Housing                                                               0.9
       Pollution Control Revenue                                             1.6
       Insured                                                               5.6
       Power                                                                 1.3
       Education Revenue                                                     7.0
--------------------------------------------------------------------------------
                                                                           100.0%
================================================================================

(b) At February 28, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $221,063,329 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                               $ 10,314,230
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                 (8,735,684)
                                                                                     ------------
       Net unrealized gain                                                           $ 1,578,546
                                                                                     ============

(c) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2010 aggregated $172,637,814 and $21,863,899, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

       Level 1 -- quoted prices in active markets for identical securities Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
       Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of February 28, 2010, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                              Level 1    Level 2         Level 3    Total
--------------------------------------------------------------------------------
Municipal bonds               $--        $222,641,875    $--        $222,641,875
--------------------------------------------------------------------------------
Total                         $--        $222,641,875    $--        $222,641,875
================================================================================

The accompanying notes are an integral part of these financial statements.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     21

Statement of Assets and Liabilities | 2/28/10 (unaudited)

ASSETS:
  Investment in securities, at value (cost $221,061,813)     $222,641,875
  Cash                                                          6,890,120
  Receivables --
   Fund shares sold                                             7,924,617
   Interest                                                     3,819,201
  Other                                                            77,728
-------------------------------------------------------------------------
     Total assets                                            $241,353,541
-------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                           $  6,326,981
   Fund shares repurchased                                        464,778
   Dividends                                                      639,247
  Due to affiliates                                                31,175
  Accrued expenses                                                 58,619
-------------------------------------------------------------------------
     Total liabilities                                       $  7,520,800
-------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                            $242,577,324
  Distributions in excess of net investment income                (24,171)
  Accumulated net realized loss on investments                (10,300,474)
  Net unrealized gain on investments                            1,580,062
-------------------------------------------------------------------------
     Total net assets                                        $233,832,741
=========================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $141,079,464/18,483,040 shares)          $       7.63
  Class C (based on $78,758,301/10,338,991 shares)           $       7.62
  Class Y (based on $13,994,976/1,855,021 shares)            $       7.54
MAXIMUM OFFERING PRICE:
  Class A ($7.63 [divided by] 95.5%)                         $       7.99
=========================================================================

The accompanying notes are an integral part of these financial statements.

22     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10

Statement of Operations (unaudited)

For the Six Months Ended 2/28/10

INVESTMENT INCOME:
  Interest                                                                 $ 6,256,009
--------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $381,155
  Transfer agent fees and expenses
   Class A                                                    29,552
   Class C                                                    12,943
   Class Y                                                       841
  Distribution fees
   Class A                                                   113,050
   Class C                                                   266,813
  Shareholder communications expense                          14,252
  Administrative reimbursements                               24,620
  Custodian fees                                               4,109
  Registration fees                                           36,137
  Professional fees                                           39,067
  Printing expense                                            21,792
  Fees and expenses of nonaffiliated trustees                  3,586
  Miscellaneous                                               19,015
--------------------------------------------------------------------------------------
     Total expenses                                                        $   966,932
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                             (58,574)
--------------------------------------------------------------------------------------
     Net expenses                                                          $   908,358
--------------------------------------------------------------------------------------
       Net investment income                                               $ 5,347,651
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                         $  (332,083)
--------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                             $10,337,225
--------------------------------------------------------------------------------------
  Net gain on investments                                                  $10,005,142
--------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                     $15,352,793
======================================================================================

The accompanying notes are an integral part of these financial statements.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     23

Statement of Changes in Net Assets

For the Six Months Ended 2/28/10 and the Year Ended 8/31/09, respectively

-----------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended
                                                           2/28/10            Year Ended
                                                           (unaudited)        8/31/09
-----------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                      $  5,347,651       $ 3,834,730
Net realized loss on investments                               (332,083)       (7,894,243)
Change in net unrealized gain (loss) on investments          10,337,225        (4,634,404)
-----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                            $ 15,352,793       $(8,693,917)
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.28 and $0.56 per share, respectively)       $ (3,313,649)      $(2,492,219)
   Class C ($0.24 and $0.50 per share, respectively)         (1,718,127)       (1,260,491)
   Class Y ($0.28 and $0.55 per share, respectively)           (324,972)          (75,451)
-----------------------------------------------------------------------------------------
     Total distributions to shareowners                    $ (5,356,748)      $(3,828,161)
-----------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $180,145,535       $34,817,669
Reinvestment of distributions                                 2,310,919         1,044,222
Cost of shares repurchased                                  (21,567,511)      (21,165,715)
-----------------------------------------------------------------------------------------
   Net increase in net assets resulting from
     Fund share transactions                               $160,888,943       $14,696,176
-----------------------------------------------------------------------------------------
   Net increase in net assets                              $170,884,988       $ 2,174,098
NET ASSETS:
Beginning of period                                          62,947,753        60,773,655
-----------------------------------------------------------------------------------------
End of period                                              $233,832,741       $62,947,753
-----------------------------------------------------------------------------------------
Distributions in excess of net investment income           $    (24,171)      $   (15,074)
-----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10

-----------------------------------------------------------------------------------------------
                                     '10 Shares     '10 Amount       '09 Shares     '09 Amount
-----------------------------------------------------------------------------------------------
Class A
Shares sold                          14,407,008     $108,158,100      3,413,103     $22,855,150
Reinvestment of distributions           204,112        1,541,290        104,482         684,500
Less shares repurchased              (1,729,158)     (13,033,368)    (2,367,157)    (16,081,320)
-----------------------------------------------------------------------------------------------
   Net increase                      12,881,962     $ 96,666,022      1,150,428     $ 7,458,330
===============================================================================================
Class C
Shares sold                           7,850,771     $ 58,752,820      1,565,435     $10,562,181
Reinvestment of distributions            94,797          714,039         52,234         341,372
Less shares repurchased                (875,170)      (6,552,480)      (758,786)     (5,054,887)
-----------------------------------------------------------------------------------------------
   Net increase                       7,070,398     $ 52,914,379        858,883     $ 5,848,666
===============================================================================================
Class Y
Shares sold                           1,770,742     $ 13,234,615        210,372     $ 1,400,338
Reinvestment of distributions             7,442           55,590          2,808          18,350
Less shares repurchased                (264,018)      (1,981,663)        (4,632)        (29,508)
-----------------------------------------------------------------------------------------------
   Net increase                       1,514,166     $ 11,308,542        208,548     $ 1,389,180
===============================================================================================

The accompanying notes are an integral part of these financial statements.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     25

Financial Highlights

---------------------------------------------------------------------------------------------------------------------------
                                                                     Six Months                              10/17/06 (a)
                                                                     Ended         Year         Year         (Commencement
                                                                     2/28/10       Ended        Ended        of Operations)
                                                                     (unaudited)   8/31/09      8/31/08      to 8/31/07
---------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                 $   6.84      $   8.70     $   9.72     $  10.00
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                               $   0.28      $   0.56     $   0.54     $   0.44
 Net realized and unrealized gain (loss) on investments                  0.79         (1.86)       (1.01)       (0.29)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations   $   1.07      $  (1.30)    $  (0.47)    $   0.15
Distributions to shareowners:
 Net investment income                                                  (0.28)        (0.56)       (0.55)       (0.43)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $   0.79      $  (1.86)    $  (1.02)    $  (0.28)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $   7.63      $   6.84     $   8.70     $   9.72
===========================================================================================================================
Total return*                                                           15.70%       (14.41)%      (4.95)%       1.45%***
Ratio of net expenses to average net assets+                             0.90%**       0.90%        0.90%        0.90%**
Ratio of net investment income to average net assets+                    7.31%**       8.32%        5.92%        5.31%**
Portfolio turnover rate                                                    29%           50%          59%         130%***
Net assets, end of period (in thousands)                             $141,086      $ 38,312     $ 38,717     $ 16,637
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly
 Net expenses                                                            1.03%**       1.28%        1.21%        1.77%**
 Net investment income                                                   7.18%**       7.95%        5.61%        4.44%**
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                            0.90%**       0.90%        0.90%        0.90%**
 Net investment income                                                   7.31%**       8.32%        5.92%        5.31%**
===========================================================================================================================

(a)  Class A shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

26    Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10

---------------------------------------------------------------------------------------------------------------------------
                                                                     Six Months                              10/17/06 (a)
                                                                     Ended         Year         Year         (Commencement
                                                                     2/28/2010     Ended        Ended        of Operations)
                                                                     (unaudited)   8/31/09      8/31/08      to 8/31/07
---------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                 $   6.83      $   8.68     $   9.71     $ 10.00
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                               $   0.24      $   0.50     $   0.46     $  0.36
 Net realized and unrealized gain (loss) on investments                  0.79         (1.85)       (1.03)      (0.30)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations   $   1.03      $  (1.35)    $  (0.57)    $  0.06
Distributions to shareowners:
 Net investment income                                                  (0.24)        (0.50)       (0.46)      (0.35)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $   0.79      $  (1.85)    $  (1.03)    $ (0.29)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $   7.62      $   6.83     $   8.68     $  9.71
===========================================================================================================================
Total return*                                                           15.22%       (15.17)%      (5.94)%      0.56%***
Ratio of net expenses to average net assets+                             1.76%**       1.80%        1.80%       1.80%**
Ratio of net investment income to average net assets+                    6.44%**       7.44%        5.11%       4.35%**
Portfolio turnover rate                                                    29%           50%          59%        130%***
Net assets, end of period (in thousands)                             $ 78,758      $ 22,319     $ 20,915     $ 6,445
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly
 Net expenses                                                            1.76%**       1.98%        1.95%       2.72%**
 Net investment income                                                   6.44%**       7.26%        4.96%       3.43%**
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                            1.76%**       1.80%        1.80%       1.80%**
 Net investment income                                                   6.44%**       7.44%        5.11%       4.35%**
===========================================================================================================================

(a)  Class C shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

          Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10    27

---------------------------------------------------------------------------------------------------------------------------
                                                                     Six Months                              10/17/06 (a)
                                                                     Ended         Year         Year         (Commencement
                                                                     2/28/10       Ended        Ended        of Operations)
                                                                     (unaudited)   8/31/09      8/31/08      to 8/31/07
Class Y
Net asset value, beginning of period                                 $   6.80      $   8.63     $   9.69     $  10.00
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                               $   0.28      $   0.55     $   0.53     $   0.42
 Net realized and unrealized gain (loss) on investments                  0.74         (1.83)       (1.05)       (0.30)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations   $   1.02      $  (1.28)    $  (0.52)    $   0.12
Distributions to shareowners:
 Net investment income                                                  (0.28)        (0.55)       (0.54)       (0.43)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $   0.74      $  (1.83)    $  (1.06)    $  (0.31)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $   7.54      $   6.80     $   8.63     $   9.69
===========================================================================================================================
Total return*                                                           15.11%       (14.30)%      (5.45)%       1.12%***
Ratio of net expenses to average net assets+                             0.74%**       0.99%        1.00%        1.23%**
Ratio of net investment income to average net assets+                    7.44%**       8.23%        5.80%        4.70%**
Portfolio turnover rate                                                    29%           50%          59%         130%***
Net assets, end of period (in thousands)                             $ 13,995      $  2,317     $  1,142     $  1,080
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly
 Net expenses                                                            0.74%**       1.04%        1.00%        2.11%**
 Net investment income                                                   7.44%**       8.18%        5.80%        3.82%**
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                            0.74%**       0.99%        0.99%        1.23%**
 Net investment income                                                   7.44%**       8.23%        5.81%        4.70%**
===========================================================================================================================

(a)  Class Y shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
***  Not annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

28    Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10

Notes to Financial Statements | 2/28/10 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer High Income Municipal Fund (the Fund) is one of four portfolios comprising Pioneer Series Trust V, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is non-diversified. The Fund commenced operations on October 17, 2006. The investment objective of the Fund is to maximize total return through a combination of income that is exempt from regular federal income tax and capital appreciation.

The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     29

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which, are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. Fixed income securities with remaining maturity of more than sixty days are valued at prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required.

     Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

     The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At February 28, 2010, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost.

     Discount and premium on debt securities are accreted or amortized, respectively, daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, exempt interest income, and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required. Tax returns for the prior two fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be

30     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10
     shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended August 31, 2009 was as follows:

--------------------------------------------------------------------------------
                                                                            2009
--------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income                                                     $3,827,173
Ordinary income                                                              988
--------------------------------------------------------------------------------
   Total                                                              $3,828,161
================================================================================

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2009:

--------------------------------------------------------------------------------
                                                                           2009
--------------------------------------------------------------------------------
Distributable earnings:
Undistributed tax exempt income                                   $     239,192
Capital loss carryforward                                            (4,365,502)
Current year post October loss deferred                              (5,602,889)
Current year dividend payable                                          (252,750)
Unrealized depreciation                                              (8,758,679)
--------------------------------------------------------------------------------
   Total                                                          $ (18,740,628)
================================================================================

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $175,962 in underwriting commissions on the sale of Class A shares during the six months ended February 28, 2010.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see
     Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     31
     shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, and Class Y shares can reflect different transfer agent and distribution expense rates.

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $500 million; 0.475% of the next $500 million; and 0.45% of the excess over $1 billion. For the six months ended February 28, 2010, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.50% of the Fund's average net assets.

PIM has contractually agreed to limit ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent required to reduce the Fund's expenses to 0.90% and 1.80% of the average daily net assets attributable to Class A shares and Class C shares, respectively. The Class A limitation is in effect through January 1, 2012 and the Class C limitation is in effect through January 1, 2011. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $11,390 in management fees, administrative costs and certain other reimbursements payable to PIM at February 28, 2010.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.

32     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10

For the six months ended February 28, 2010, such out of pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications
--------------------------------------------------------------------------------
Class A                                                                  $ 8,510
Class C                                                                    4,417
Class Y                                                                    1,325
--------------------------------------------------------------------------------
   Total                                                                 $14,252
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $10,563 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at February 28, 2010.

4.   Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $9,222 in distribution fees payable to PFD at February 28, 2010.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended February 28, 2010, CDSCs in the amount of $25,816 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended February 28, 2010, the Fund's expenses were not reduced under such arrangements.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     33

6.   Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended February 28, 2010, the Fund had no borrowings under this agreement.

7.   Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through April 22, 2010 and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

34     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10

Approval of Investment Advisory Agreement (unaudited)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer High Income Municipal Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2009 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2009, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in August 2009. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM in September 2009, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2009 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 10, 2009, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     35

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one year period ended June 30, 2009. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees discussed the reasons for the Fund's underperformance with PIM in view of the Fund's investment approach and the market conditions present during the relevant period. The Trustees agreed that they would continue to monitor the performance of the Fund closely.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2009 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2009 was in the third quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client

36     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10
accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the difficult year in 2008 for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     37

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

38     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10

Trustees, Officers and Service Providers

Trustees                        Officers
John F. Cogan, Jr., Chairman    John F. Cogan, Jr., President
David R. Bock                   Daniel K. Kingsbury, Executive
Mary K. Bush                     Vice President
Benjamin M. Friedman            Mark E. Bradley, Treasurer
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     39

                           This page for your notes.

40     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10

                            This page for your notes.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     41

                            This page for your notes.

42     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10

                            This page for your notes.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10     43

                            This page for your notes.

44     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust V


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2010

* Print the name and title of each signing officer under his or her signature.